As filed with the Securities and Exchange Commission
on June 18, 2010
Registration No. 333-166624

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[x]

Fidelity Rutland Square Trust II
(Exact Name of Registrant as Specified in Charter)

Registrant's Telephone Number (617) 563-7000

82 Devonshire St., Boston, MA 02109
(Address Of Principal Executive Offices)

Marc R. Bryant, Esq.	With copies to:
Secretary and Chief Legal Officer	Joseph R. Fleming, Esq.
82 Devonshire Street	Dechert LLP
Boston, Massachusetts 02109	200 Clarendon Street, 27th Floor
(Name and Address of Agent for Service)	Boston, MA 02116-5021
It is proposed that this filing will become effective
(X)	immediately upon filing pursuant to paragraph (b).
( )	on ( ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PAS CORE INCOME FUND OF FUNDS®
PAS INCOME OPPORTUNITIES FUND OF FUNDS®
PAS INTERNATIONAL FIDELITY FUND OF FUNDS®
PAS INTERNATIONAL FUND OF FUNDS®
PAS® SMALL-MID CAP FUND OF FUNDS
(FORMERLY PAS SMALL CAP FUND OF FUNDS®)
PAS U.S. OPPORTUNITY FIDELITY FUND OF FUNDS®
PAS U.S. OPPORTUNITY FUND OF FUNDS®

FUNDS OF
FIDELITY RUTLAND SQUARE TRUST

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-3455

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the above funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of each of the above listed funds (each an Acquired Fund and collectively, the Acquired Funds) will be held at an office of Fidelity Rutland Square Trust (the trust), 245 Summer Street, Boston, Massachusetts 02210 on August 9, 2010, at 9:00 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

 (1) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS Core Income Fund of Funds (PAS Core Income) to Strategic Advisers® Core Income Fund (Strategic Advisers Core Income), a newly created fund, in exchange solely for shares of beneficial interest of Strategic Advisers Core Income and the assumption by Strategic Advisers Core Income of PAS Core Income's liabilities, in complete liquidation of PAS Core Income.

 (2) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS Income Opportunities Fund of Funds (PAS Income Opportunities) to Strategic Advisers Income Opportunities Fund (Strategic Advisers Income Opportunities), a newly created fund, in exchange solely for shares of beneficial interest of Strategic Advisers Income Opportunities and the assumption by Strategic Advisers Income Opportunities of PAS Income Opportunities' liabilities, in complete liquidation of PAS Income Opportunities.

 (3) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS International Fidelity Fund of Funds (PAS International Fidelity) to Strategic Advisers International II Fund (Strategic Advisers International II), a newly created fund, in exchange solely for shares of beneficial interest of Strategic Advisers International II and the assumption by Strategic Advisers International II of PAS International Fidelity's liabilities, in complete liquidation of PAS International Fidelity.

 (4) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS International Fund of Funds (PAS International) to Strategic Advisers International Fund (Strategic Advisers International), a newly created fund, in exchange solely for shares of beneficial interest of Strategic Advisers International and the assumption by Strategic Advisers International of PAS International's liabilities, in complete liquidation of PAS International.

 (5) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS Small-Mid Cap Fund of Funds (PAS Small-Mid Cap) to Strategic Advisers Small-Mid Cap Fund (Strategic Advisers Small-Mid Cap), a newly created fund, in exchange solely for shares of beneficial interest of Strategic Advisers Small-Mid Cap and the assumption by Strategic Advisers Small-Mid Cap of PAS Small-Mid Cap's liabilities, in complete liquidation of PAS Small-Mid Cap.

 (6) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS U.S. Opportunity Fidelity Fund of Funds (PAS U.S. Opportunity Fidelity) to Strategic Advisers U.S. Opportunity II Fund (Strategic Advisers U.S. Opportunity II), a newly created fund, in exchange solely for shares of beneficial interest of Strategic Advisers U.S. Opportunity II and the assumption by Strategic Advisers U.S. Opportunity II of PAS U.S. Opportunity Fidelity's liabilities, in complete liquidation of PAS U.S. Opportunity Fidelity.

 (7) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of PAS U.S. Opportunity Fund of Funds (PAS U.S. Opportunity) to Strategic Advisers U.S. Opportunity Fund (Strategic Advisers U.S. Opportunity), a newly created fund, in exchange solely for shares of beneficial interest of Strategic Advisers U.S. Opportunity and the assumption by Strategic Advisers U.S. Opportunity of PAS U.S. Opportunity's liabilities, in complete liquidation of PAS U.S. Opportunity.

The Board of Trustees has fixed the close of business on June 21, 2010 as the record date for the determination of the shareholders of each Acquired Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,
MARC R. BRYANT, Secretary

June 21, 2010

Your vote is important - please vote your shares promptly.

Shareholders are invited to attend the meeting in person. Any shareholder who does not expect to attend the meeting is urged to vote using the touch-tone telephone or internet voting instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1 Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3. All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1. Read the proxy statement, and have your proxy card handy.

2. Call the toll-free number or visit the web site indicated on your proxy card.

3. Enter the number found in the box on the front of your proxy card.

4. Follow the recorded or on-line instructions to cast your vote.

PAS CORE INCOME FUND OF FUNDS
PAS INCOME OPPORTUNITIES FUND OF FUNDS
PAS INTERNATIONAL FIDELITY FUND OF FUNDS
PAS INTERNATIONAL FUND OF FUNDS
PAS SMALL-MID CAP FUND OF FUNDS
(FORMERLY PAS SMALL CAP FUND OF FUNDS)
PAS U.S. OPPORTUNITY FIDELITY FUND OF FUNDS
PAS U.S. OPPORTUNITY FUND OF FUNDS

FUNDS OF
FIDELITY RUTLAND SQUARE TRUST

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-544-3455

PROXY STATEMENT AND PROSPECTUS
JUNE 21, 2010

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of each of the above listed funds (each an Acquired Fund and collectively, the Acquired Funds), funds of Fidelity Rutland Square Trust (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust's Board of Trustees to be used at the Special Meeting of Shareholders of the Acquired Funds and at any adjournments thereof (the Meeting), to be held on August 9, 2010 at 9:00 a.m. Eastern Time (ET) at 245 Summer Street, Boston, Massachusetts 02210, an office of the trust and Strategic Advisers, Inc. (Strategic Advisers), each fund's investment adviser.

As more fully described in the Proxy Statement and in each proposal, under the Acquired Funds' current structure, Strategic Advisers must obtain shareholder approval prior to hiring any unaffiliated sub-advisers to manage fund assets. In order to avoid the delay of soliciting a shareholder vote prior to hiring a sub-adviser, Strategic Advisers is seeking shareholder approval to reorganize each Acquired Fund into a corresponding Acquiring Fund that has the ability, pursuant to an SEC exemptive order (the Manager of Managers Order), to operate within a manager of managers structure. Each Acquiring Fund's initial shareholder approved a proposal permitting Strategic Advisers to rely on the Manager of Managers Order. As a manager of managers of the Acquiring Funds, Strategic Advisers has the responsibility to oversee unaffiliated sub-advisers and recommend their hiring, termination, and replacement. Subject to approval by the Board of Trustees but without shareholder approval, Strategic Advisers may replace or hire unaffiliated sub-advisers or amend the terms of their existing sub-advisory agreements, if any. With shareholder approval, Strategic Advisers may also hire affiliated sub-advisers.

As more fully described in the Proxy Statement and in Proposal 1, shareholders of PAS Core Income Fund of Funds (PAS Core Income) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS Core Income by Strategic Advisers Core Income Fund (Strategic Advisers Core Income), a newly created fund.

As more fully described in the Proxy Statement and in Proposal 2, shareholders of PAS Income Opportunities Fund of Funds (PAS Income Opportunities) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS Income Opportunities by Strategic Advisers Income Opportunities Fund (Strategic Advisers Income Opportunities), a newly created fund.

As more fully described in the Proxy Statement and in Proposal 3, shareholders of PAS International Fidelity Fund of Funds (PAS International Fidelity) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS International Fidelity by Strategic Advisers International II Fund (Strategic Advisers International II), a newly created fund.

As more fully described in the Proxy Statement and in Proposal 4, shareholders of PAS International Fund of Funds (PAS International) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS International by Strategic Advisers International Fund (Strategic Advisers International), a newly created fund.

As more fully described in the Proxy Statement and in Proposal 5, shareholders of PAS Small-Mid Cap Fund of Funds (PAS Small-Mid Cap) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS Small-Mid Cap by Strategic Advisers Small-Mid Cap Fund (Strategic Advisers Small-Mid Cap), a newly created fund.

As more fully described in the Proxy Statement and in Proposal 6, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds (PAS U.S. Opportunity Fidelity) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS U.S. Opportunity Fidelity by Strategic Advisers U.S. Opportunity II Fund (Strategic Advisers U.S. Opportunity II), a newly created fund.

As more fully described in the Proxy Statement and in Proposal 7, shareholders of PAS U.S. Opportunity Fund of Funds (PAS U.S. Opportunity) are being asked to consider and vote on an Agreement and Plan of Reorganization (an Agreement) relating to the proposed acquisition of PAS U.S. Opportunity by Strategic Advisers U.S. Opportunity Fund (Strategic Advisers U.S. Opportunity), a newly created fund.

The transactions contemplated by the Agreements are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for all Reorganizations to be approved for any one of them to occur.

If the Agreement relating to your Acquired Fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the applicable Acquiring Fund. Your Acquired Fund will transfer all of its assets and liabilities to the applicable Acquiring Fund solely in exchange for shares of beneficial interest of the applicable Acquiring Fund and the assumption by the applicable Acquiring Fund of your Acquired Fund's liabilities. The total value of your Acquired Fund holdings will not change as a result of the Reorganizations. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) as soon as practicable after shareholder approval (the Closing Date).

Strategic Advisers Core Income is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Strategic Advisers Core Income employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers Core Income seeks a high level of current income. Strategic Advisers Core Income seeks to achieve its investment objective by investing in investment-grade debt securities (those of medium and high quality) or in shares of underlying Fidelity and non-affiliated funds that invest primarily in shares of other fixed income funds that invest in investment-grade debt securities, and by investing up to 30% of the fund's assets in high yield or emerging market debt securities.

Strategic Advisers Income Opportunities is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers Income Opportunities employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers Income Opportunities seeks a high level of current income and may also seek capital appreciation. Strategic Advisers Income Opportunities seeks to achieve its investment objective by normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities or in shares of underlying Fidelity and non-affiliated funds that invest primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Strategic Advisers International II is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers International II employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers International II seeks capital appreciation. Strategic Advisers International II seeks to achieve its investment objective by investing primarily in shares of underlying Fidelity international funds that invest primarily in non-U.S. equity securities, and by investing in non-U.S. securities.

Strategic Advisers International is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers International employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers International seeks capital appreciation. Strategic Advisers International seeks to achieve its investment objective by investing in a combination of Fidelity international equity funds and non-affiliated international equity funds, and by investing in non-U.S. securities.

Strategic Advisers Small-Mid Cap is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers Small-Mid Cap employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers Small-Mid Cap seeks capital appreciation. Strategic Advisers Small-Mid Cap seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of small and mid cap companies and in shares of other small and mid cap funds.

Strategic Advisers U.S. Opportunity II is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers U.S. Opportunity II employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers U.S. Opportunity II has not retained any sub-advisers. Strategic Advisers U.S. Opportunity II seeks capital appreciation. Strategic Advisers U.S. Opportunity II seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds.

Strategic Advisers U.S. Opportunity is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company registered with the SEC. Strategic Advisers U.S. Opportunity employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers U.S. Opportunity has not retained any sub-advisers. Strategic Advisers U.S. Opportunity seeks capital appreciation. Strategic Advisers U.S. Opportunity seeks to achieve its investment objective by normally investing at least 80% of its assets in securities of U.S. corporations and in shares of other U.S. equity funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and the accompanying proxy card are first being mailed on or about June 21, 2010. The Proxy Statement sets forth concisely the information about each Reorganization and each Acquiring Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference:

(i) the Statement of Additional Information dated June 21, 2010, relating to this Proxy Statement;

(ii) the Prospectus for Strategic Advisers Core Income dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(iii) the Statement of Additional Information for Strategic Advisers Core Income dated June 5, 2010;

(iv) the Prospectus for Strategic Advisers Income Opportunities dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(v) the Statement of Additional Information for Strategic Advisers Income Opportunities dated June 5, 2010;

(vi) the Prospectus for Strategic Advisers International II dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(vii) the Statement of Additional Information for Strategic Advisers International II dated June 5, 2010;

(viii) the Prospectus for Strategic Advisers International dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(ix) the Statement of Additional Information for Strategic Advisers International dated June 5, 2010;

(x) the Prospectus for Strategic Advisers Small-Mid Cap dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(xi) the Statement of Additional Information for Strategic Advisers Small-Mid Cap dated June 5, 2010;

(xii) the Prospectus for Strategic Advisers U.S. Opportunity II dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(xiii) the Statement of Additional Information for Strategic Advisers U.S. Opportunity II dated June 5, 2010;

(xiv) the Prospectus for Strategic Advisers U.S. Opportunity dated June 5, 2010, a copy of which accompanies this Proxy Statement;

(xv) the Statement of Additional Information for Strategic Advisers U.S. Opportunity dated June 5, 2010; and

(xvi) the Prospectus for PAS Core Income, PAS Income Opportunities, PAS International, PAS Small-Mid Cap, and PAS U.S. Opportunity dated April 30, 2010, as supplemented May 11, 2010, and the Statement of Additional Information for PAS Core Income, PAS Income Opportunities, PAS International, PAS Small-Mid Cap, and PAS U.S. Opportunity dated April 30, 2010.

(xvii) the Prospectus for PAS International Fidelity and PAS U.S. Opportunity Fidelity dated April 30, 2010, as supplemented April 30, 2010, and the Statement of Additional Information for PAS International Fidelity and PAS U.S. Opportunity Fidelity dated April 30, 2010.

You can obtain copies of the funds' current Prospectuses, Statements of Additional Information, or annual or semiannual reports, as applicable, without charge by contacting the trust or Fidelity Rutland Square Trust II at Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-800-544-3455.

The trust and Fidelity Rutland Square Trust II are subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC's Northeast Regional Office, 3 World Financial Center, Room 4300, New York, NY 10281, and the SEC's Midwest Regional Office, 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC's Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC's Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

Synopsis	<Click Here>
Comparison of Principal Risk Factors	<Click Here>
The Proposed Transactions	<Click Here>
Additional Information about the Funds	<Click Here>
Voting Information	<Click Here>
Miscellaneous	<Click Here>
Exhibit 1. Form of Agreement and Plan of Reorganization	<Click Here>

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreements, and in the Prospectuses and Statements of Additional Information of each Acquired Fund, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectuses of each Acquiring Fund, as applicable, carefully for more complete information.

What proposal am I being asked to vote on?

Shareholders of PAS Core Income Fund of Funds are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of PAS Core Income Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS Core Income Fund of Funds by Strategic Advisers Core Income Fund.

Shareholders of PAS Income Opportunities Fund of Funds are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of PAS Income Opportunities Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS Income Opportunities Fund of Funds by Strategic Advisers Income Opportunities Fund.

Shareholders of PAS International Fidelity Fund of Funds are being asked to vote on Proposal 3. As more fully described in Proposal 3 below, shareholders of PAS International Fidelity Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS International Fidelity Fund of Funds by Strategic Advisers International II Fund.

Shareholders of PAS International Fund of Funds are being asked to vote on Proposal 4. As more fully described in Proposal 4 below, shareholders of PAS International Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS International Fund of Funds by Strategic Advisers International Fund.

Shareholders of PAS Small-Mid Cap Fund of Funds are being asked to vote on Proposal 5. As more fully described in Proposal 5 below, shareholders of PAS Small-Mid Cap Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS Small-Mid Cap Fund of Funds by Strategic Advisers Small-Mid Cap Fund.

Shareholders of PAS U.S. Opportunity Fidelity Fund of Funds are being asked to vote on Proposal 6. As more fully described in Proposal 6 below, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS U.S. Opportunity Fidelity Fund of Funds by Strategic Advisers U.S. Opportunity II Fund.

Shareholders of PAS U.S. Opportunity Fund of Funds are being asked to vote on Proposal 7. As more fully described in Proposal 7 below, shareholders of PAS U.S. Opportunity Fund of Funds are being asked to approve an Agreement relating to the proposed acquisition of PAS U.S. Opportunity Fund of Funds by Strategic Advisers U.S. Opportunity Fund.

The transactions contemplated by each Agreement, a form of which is attached as Exhibit 1 to this proxy statement, are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for all Reorganizations to be approved for any one of them to occur.

Shareholders of record at the close of business on June 21, 2010 will be entitled to vote at the Meeting.

If the Agreement relating to your Acquired Fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the applicable Acquiring Fund. Your Acquired Fund will transfer all of its assets and liabilities to the applicable Acquiring Fund solely in exchange for shares of beneficial interest of the applicable Acquiring Fund and the assumption by the applicable Acquiring Fund of your Acquired Fund's liabilities. The Reorganizations, described in the following table, are currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:
PAS Core Income Fund of Funds	Strategic Advisers Core Income Fund
PAS Income Opportunities Fund of Funds	Strategic Advisers Income Opportunities Fund
PAS International Fidelity Fund of Funds	Strategic Advisers International II Fund
PAS International Fund of Funds	Strategic Advisers International Fund
PAS Small-Mid Cap Fund of Funds	Strategic Advisers Small-Mid Cap Fund
PAS U.S. Opportunity Fidelity Fund of Funds	Strategic Advisers U.S. Opportunity II Fund
PAS U.S. Opportunity Fund of Funds	Strategic Advisers U.S. Opportunity Fund

For more information, shareholders of PAS Core Income Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 1 - Agreement and Plan of Reorganization." For more information, shareholders of PAS Income Opportunities Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 2 - Agreement and Plan of Reorganization." For more information, shareholders of PAS International Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 3 - Agreement and Plan of Reorganization." For more information, shareholders of PAS International Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 4 - Agreement and Plan of Reorganization." For more information, shareholders of PAS Small-Mid Cap Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 5 - Agreement and Plan of Reorganization." For more information, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 6 - Agreement and Plan of Reorganization." For more information, shareholders of PAS U.S. Opportunity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 7 - Agreement and Plan of Reorganization."

Has the Board of Trustees approved the proposal?

Yes. Each fund's Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees recommends that you vote in favor of your fund's Reorganization by approving your fund's Agreement.

What are the reasons for the proposals?

The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund's Reorganization by approving your fund's Agreement:

- Shareholders may benefit from the ability of the Strategic Advisers funds to hire sub-advisers, including institutional investment managers, and from access to investment styles that currently may not be available to the PAS funds through underlying mutual funds.

- When the Acquired Funds originally launched, Strategic Advisers agreed to pay the funds' direct expenses pursuant to the funds' all-inclusive management fees and the waivers and expense reimbursement contracts because Strategic Advisers originally did not intend for these funds to comprise a large portion of PAS program assets. With the expanded use of the funds, Strategic Advisers believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

- Shareholders of each fund (except PAS U.S. Opportunity Fidelity Fund of Funds and PAS U.S. Opportunity Fund of Funds) may benefit, in the long term, from a decrease in expenses due to increases in allocations to sub-advisers and from greater economies of scale through potential breakpoints in the sub-advisers' pricing.

For more information, shareholders of PAS Core Income Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 1 - Reasons for the Reorganization." For more information, shareholders of PAS Income Opportunities Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 2 - Reasons for the Reorganization." For more information, shareholders of PAS International Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 3 - Reasons for the Reorganization." For more information, shareholders of PAS International Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 4 - Reasons for the Reorganization." For more information, shareholders of PAS Small-Mid Cap Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 5 - Reasons for the Reorganization." For more information, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 6 - Reasons for the Reorganization." For more information, shareholders of PAS U.S. Opportunity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 7 - Reasons for the Reorganization."

How will you determine the number of shares that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization.

As provided in the Agreement relating to each Proposal, each Acquired Fund will distribute shares of the applicable Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the applicable Acquiring Fund equal in value to the net asset value of shares of the applicable Acquired Fund held by such shareholder on the Closing Date.

For more information, shareholders of PAS Core Income Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 1 - Agreement and Plan of Reorganization." For more information, shareholders of PAS Income Opportunities Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 2 - Agreement and Plan of Reorganization." For more information, shareholders of PAS International Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 3 - Agreement and Plan of Reorganization." For more information, shareholders of PAS International Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 4 - Agreement and Plan of Reorganization." For more information, shareholders of PAS Small-Mid Cap Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 5 - Agreement and Plan of Reorganization." For more information, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 6 - Agreement and Plan of Reorganization." For more information, shareholders of PAS U.S. Opportunity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 7 - Agreement and Plan of Reorganization."

Will a Reorganization be considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to the Acquired Fund or the Acquiring Fund or to the shareholders of the Acquired Fund.

For more information, shareholders of PAS Core Income Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 1 - Federal Income Tax Considerations." For more information, shareholders of PAS Income Opportunities Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 2 - Federal Income Tax Considerations." For more information, shareholders of PAS International Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 3 - Federal Income Tax Considerations." For more information, shareholders of PAS International Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 4 - Federal Income Tax Considerations." For more information, shareholders of PAS Small-Mid Cap Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 5 - Federal Income Tax Considerations." For more information, shareholders of PAS U.S. Opportunity Fidelity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 6 - Federal Income Tax Considerations." For more information, shareholders of PAS U.S. Opportunity Fund of Funds please refer to the section entitled "The Proposed Transactions - Proposal 7 - Federal Income Tax Considerations."

How do the funds' investment objectives, strategies, policies, and limitations compare?

The principal difference in the investment strategies of each fund is the ability for each Acquiring Fund to hire sub-advisers to manage directly a portion of the fund's assets in addition to investing in underlying funds.

PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund have the same investment objective. Each fund seeks a high level of current income. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund:

PAS Core Income Fund of Funds	Strategic Advisers Core Income Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in shares of other fixed-income funds that invest in investment-grade debt securities (those of medium and high quality). Strategic Advisers generally identifies fixed-income funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally invests the fund's assets primarily in investment-grade debt securities (those of medium and high quality), either directly through sub-advisers or indirectly through shares of other fixed-income funds that invest in investment-grade debt securities. Strategic Advisers may invest up to 30% of the fund's assets in high yield or emerging market debt securities, either directly through sub-advisers or indirectly through shares of other fixed-income funds that invest in high yield or emerging market debt securities. Strategic Advisers generally identifies fixed-income funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Barclays Capital U.S. Aggregate Bond Index (the Index), a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, designed to represent the performance of the U.S. investment-grade fixed-rate bond market. Strategic Advisers allocates assets among underlying funds to achieve similar overall interest rate risk to the Index.

Strategic Advisers normally allocates assets among underlying funds and sub-advisers according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Barclays Capital U.S. Aggregate Bond Index, a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more, designed to represent the performance of the U.S. investment-grade fixed-rate bond market. Strategic Advisers allocates assets among underlying funds and sub-advisers to achieve similar overall interest rate risk to the Index.

Strategic Advisers may invest in underlying funds to attempt to diversify the fund's portfolio among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

Strategic Advisers allocates assets among underlying funds and sub-advisers to attempt to diversify the fund's portfolio among different market sectors (for example, corporate, asset-backed or government securities) and maturities based on its view of the relative value of each sector or maturity.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.	Same strategy.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork® and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

The fund may invest in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Strategic Advisers may invest in underlying funds that in turn may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

Same strategy.
No corresponding strategy.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments.

No corresponding strategy.

While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	No corresponding strategy.
No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in investment-grade debt securities (those of medium and high quality).
No corresponding strategy.	A sub-adviser may invest its portion of the fund's assets in high yield or emerging market debt securities.
No corresponding strategy.

To select investments, a sub-adviser may analyze the credit quality of an issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities. In managing the fund's exposure to various risks, including interest rate risk, a sub-adviser may consider, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

No corresponding strategy.

A sub-adviser may invest its portion of the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. In selecting foreign securities, a sub-adviser's analysis may also consider the credit, currency, and economic risks associated with the security and the country of its issuer. A sub-adviser may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

No corresponding strategy.	A sub-adviser may use both quantitative and fundamental analysis to select investments.
No corresponding strategy.

A sub-adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. A sub-adviser may invest a significant portion of the fund's assets in these types of investments.

No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest its portion of the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks).

No corresponding strategy.

To earn additional income for the fund, a sub-adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to buy (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

No corresponding strategy.	A sub-adviser may also buy and sell ETFs.

PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund have the same investment objective. Each fund seeks a high level of current income and may also seek capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund:

PAS Income Opportunities Fund of Funds	Strategic Advisers Income Opportunities Fund

Strategic Advisers normally invests the fund's assets primarily in shares of other high yield funds that invest in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Strategic Advisers generally identifies high yield funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

The fund employs a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among underlying funds. Strategic Advisers may allocate the fund's assets among any number of underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in shares of other high yield funds that invest primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Strategic Advisers generally identifies high yield funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of The BofA Merrill Lynch U.S. High Yield Constrained Index (the Index), a modified market capitalization-weighted index of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must have at least one year remaining to final maturity, a fixed coupon schedule and at least $100 million in outstanding face value. Defaulted securities are excluded. The index contains all securities of The BofA Merrill Lynch US High Yield Index but caps issuer exposure at 2%.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the BofA Merrill Lynch US High Yield Constrained Index, a modified market-capitalization-weighted index of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

Strategic Advisers may invest in underlying funds that in turn may invest in non-income producing securities, including defaulted securities and common stocks.	Same strategy.

Strategic Advisers may invest in underlying funds that in turn may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Same strategy.
Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.	Same strategy.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction and maintains and adjusts allocations to underlying funds as necessary to attempt to control overall risk and pursue appropriate returns.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	Same strategy.

PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund:

PAS International Fidelity Fund of Funds	Strategic Advisers International II Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in shares of underlying Fidelity international funds that invest primarily in equity securities.

Strategic Advisers normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets, either directly through sub-advisers or indirectly through shares of underlying Fidelity international funds that invest primarily in equity securities.

Strategic Advisers normally allocates assets among underlying Fidelity funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying Fidelity funds), investment style (by including growth and value underlying Fidelity funds), and geographic region (by including developed and emerging market underlying Fidelity funds).

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Strategic Advisers normally allocates assets among underlying Fidelity funds or sub-advisers to attempt to diversify the fund's portfolio in terms of market capitalization, investment style, and geographic region. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Strategic Advisers intends to actively manage the fund's holdings of underlying Fidelity funds. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in Fidelity international funds created in the future, as determined from time to time by Strategic Advisers.

Same strategy.
The fund currently intends to invest primarily in registered open-end investment companies and not in closed-end funds, exchange traded funds, or unregistered funds.	No corresponding strategy.
No corresponding strategy.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments.

No corresponding strategy.

While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets.
No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in common stocks.
No corresponding strategy.	Each sub-adviser normally allocates its portion of the fund's investments across different countries and regions.
No corresponding strategy.	A sub-adviser may use both quantitative and fundamental analysis to select investments.
No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks.)

PAS International Fund of Funds and Strategic Advisers International Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS International Fund of Funds and Strategic Advisers International Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS International Fund of Funds and Strategic Advisers International Fund:

PAS International Fund of Funds	Strategic Advisers International Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in shares of other international funds that invest primarily in equity securities. Strategic Advisers generally identifies international funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets, either directly through sub-advisers or indirectly through shares of other international funds that invest primarily in non-U.S. securities. Strategic Advisers generally identifies international funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally allocates assets among underlying funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying funds), investment style (by including growth and value underlying funds), and geographic region (by including developed and emerging market underlying funds).

Strategic Advisers allocates assets among underlying funds and subadvisers to attempt to diversify the fund's portfolio in terms of market capitalization, investment style, and geographic region.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

The fund may invest in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	No corresponding strategy.
No corresponding strategy.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments.

No corresponding strategy.

While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets.
No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in common stocks.
No corresponding strategy.

Each sub-adviser normally allocates its portion of the fund's investments across different countries and regions. A sub-adviser may use both quantitative and fundamental analysis to select investments.

No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks).

No corresponding strategy.	A sub-adviser may also buy and sell ETFs.

PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund:

PAS Small-Mid Cap Fund of Funds	Strategic Advisers Small-Mid Cap Fund
No corresponding strategy.

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests at least 80% of the fund's assets in shares of other small and mid cap funds. Strategic Advisers generally identifies small or mid cap funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a small or mid cap fund is determined at the time of investment. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in small or mid cap funds for purposes of the 80% policy.

Strategic Advisers normally invests at least 80% of the fund's assets in securities of small and mid cap companies and in shares of other small and mid cap funds. Although a universal definition of small to medium market capitalization companies does not exist, for purposes of this fund, the fund generally defines small to medium market capitalization companies as those companies with market capitalizations similar to those of companies included in the Russell 2500 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in the index changes with market conditions and the composition of the index. Whether an underlying fund is a small or mid cap fund is determined at the time of investment. Strategic Advisers generally identifies small and mid cap funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in small or mid cap funds for purposes of the 80% policy.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Russell 2500 Index, a market capitalization-weighted index of the stocks of the 2,500 smallest companies included in the Russell 3000 Index.

Strategic Advisers normally allocates assets among underlying funds and sub-advisers according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Russell 2500 Index. The Russell 2500 Index is a market capitalization-weighted index of the stocks of the 2,500 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

The fund may invest in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	No corresponding strategy.
No corresponding strategy.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments.

No corresponding strategy.

While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation has been made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

No corresponding strategy.	Each sub-adviser normally invests its portion of the fund's assets primarily in securities of small and mid cap companies.
No corresponding strategy.	A sub-adviser may invest its portion of the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
No corresponding strategy.	A sub-adviser may use both quantitative and fundamental analysis to select investments.
No corresponding strategy.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks).

No corresponding strategy.	A sub-adviser may also buy and sell ETFs.

PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund:

PAS U.S. Opportunity Fidelity Fund of Funds	Strategic Advisers U.S. Opportunity II Fund
Strategic Advisers normally invests at least 80% of the fund's assets in shares of underlying Fidelity U.S. equity funds.

The fund employs a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among underlying funds. Strategic Advisers may allocate the fund's assets among any number of underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests at least 80% of the fund's assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds.

Strategic Advisers normally allocates assets among underlying Fidelity funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM, a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market Index, a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Strategic Advisers normally allocates assets among underlying Fidelity funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying Fidelity funds) and investment style (by including growth and value underlying Fidelity funds).

Same strategy.

Strategic Advisers intends to actively manage the fund's holdings of underlying Fidelity funds. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in Fidelity U.S. equity funds created in the future, as determined from time to time by Strategic Advisers.

Same strategy.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund currently intends to invest primarily in registered open-end investment companies and not in closed-end funds, exchange traded funds, or unregistered funds.	Same strategy.
No corresponding strategy.	Strategic Advisers may invest in underlying funds that in turn may in turn invest in securities of foreign issuers in addition to securities of domestic issuers.

PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund have the same investment objective. Each fund seeks capital appreciation. Each fund's investment objective is fundamental, that is, subject to change only by shareholder approval.

Although PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund have similar investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund:

PAS U.S. Opportunity Fund of Funds	Strategic Advisers U.S. Opportunity Fund

Strategic Advisers normally invests at least 80% of the fund's assets in shares of other U.S. equity funds. Strategic Advisers generally identifies U.S. equity funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a U.S. equity fund is determined at the time of investment. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in U.S. equity funds for purposes of the 80% policy.

The fund employs a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among underlying funds. Strategic Advisers may allocate the fund's assets among any number of underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests at least 80% of the fund's assets in securities of U.S. corporations and in shares of other U.S. equity funds. Strategic Advisers generally identifies U.S. equity funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a U.S. equity fund is determined at the time of investment. Investment in funds whose name, policies or classification change after purchase continue to be considered investments in U.S. equity funds for purposes of the 80% policy.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market Index, a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Same strategy.

Strategic Advisers normally allocates assets among underlying funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying funds) and investment style (by including growth and value underlying funds).

Same strategy.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by Fidelity Management & Research Company (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

The fund may invest in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Strategic Advisers invests in underlying funds that may establish long and short positions in equity securities and in derivatives on those securities. Derivatives are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the fund can invest. An underlying fund may use futures contracts, options, swaps, contracts for differences (CFDs) and other derivatives as tools in the management of the underlying fund's assets. An underlying fund may use derivatives to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to attempt to increase the underlying fund's income or gain.

Strategic Advisers may invest in underlying funds that establish long and short positions in equity securities and in derivatives on those securities. Underlying funds may use futures contracts, options, swaps, contracts for differences and other derivatives to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to attempt to increase the underlying fund's income or gain. Strategic Advisers may invest in underlying funds that use derivatives to increase or decrease a fund's exposure to changing securities prices or other factors that affect security values.

An underlying fund may use a long/short strategy. Such strategy involves investment in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the S&P 500® Index may be held as overweights in the strategy, resulting in positions of greater than 5% in those securities. The strategy involves maintenance of an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held will vary in size as market opportunities change. Long positions and their equivalents will range between 90% and 150% of the value of net assets in the strategy. Short positions will range between 0% and 50% of the value of net assets in the strategy. In rising markets, it is expected that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

A portion of the fund's assets may be invested in a long/short strategy. Such a strategy involves investment in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the S&P 500 Index may be held as overweights in the strategy, resulting in positions of greater than 5% in those securities. The strategy involves maintenance of an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held will vary in size as market opportunities change. Long positions and their equivalents will range between 90% and 150% of the value of net assets in the strategy. Short positions will range between 0% and 50% of the value of net assets in the strategy. In rising markets, it is expected that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

No corresponding strategy.	Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.
The fund currently intends to invest primarily in registered open-end investment companies and ETFs, and not in closed-end funds or unregistered funds.	Same strategy.

For a comparison of the principal risks associated with the funds' principal investment strategies, please refer to the section entitled "Comparison of Principal Risk Factors."

PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund have the same fundamental investment policies and limitations. Although PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund have similar non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund:

PAS International Fidelity Fund of Funds	Strategic Advisers International II Fund

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity. To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders.

PAS International Fund of Funds and Strategic Advisers International Fund have the same fundamental investment policies and limitations. Although PAS International Fund of Funds and Strategic Advisers International Fund have similar non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between PAS International Fund of Funds and Strategic Advisers International Fund:

PAS International Fund of Funds	Strategic Advisers International Fund

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity. To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders.

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity. To the extent that the fund acquires the shares of an underlying fund in accordance with Section 12(d)(1)(F) of the 1940 Act, the underlying fund is not obligated to redeem its shares in an amount exceeding 1% of its shares outstanding during any period of less than 30 days. Those underlying fund shares will not be treated as illiquid securities for purposes of the fund's illiquid securities limitation described above to the extent that the fund is able to dispose of such securities by distributing them in kind to redeeming shareholders.

PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund have the same investment policies and limitations, including fundamental investment policies and limitations.

Except as noted above, the funds have the same investment policies and limitations, including fundamental investment policies and limitations.

For more information about the funds' investment objectives, strategies, policies, and limitations, please refer to the "Investment Details" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Investment Policies and Limitations" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Following the Reorganizations, each combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the applicable Acquiring Fund.

How do the funds' management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of each Acquired Fund and each Acquiring Fund:

Management of the Funds

The principal business address of Strategic Advisers, Inc. (Strategic Advisers), each fund's investment adviser, is 82 Devonshire Street, Boston, Massachusetts, 02109. The principal business address of Fidelity Management & Research Company (FMR), each Acquired Fund's administrator, is 82 Devonshire Street, Boston, Massachusetts, 02109.

As the manager, Strategic Advisers has overall responsibility for directing the funds' investments and handling their business affairs. As of December 31, 2009, Strategic Advisers had approximately $191.9 billion in discretionary assets under management.

The principal business address of Fidelity Investments Money Management, Inc. (FIMM), sub-adviser to Strategic Advisers Core Income Fund, is 82 Devonshire Street, Boston, Massachusetts, 02109. As of December 31, 2009, FIMM had approximately $639.1 billion in discretionary assets under management. FMR Co., Inc. (FMRC), located at 82 Devonshire Street, Boston, Massachusetts 02109; Fidelity Management & Research (U.K.) Inc. (FMR U.K.), located at 10 Paternoster Square, 4th Floor, London, EC4M 7DY, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong; Fidelity Management & Research (Japan) Inc. (FMR Japan), located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo 105-0001, Japan; FIL Investment Advisors (FIIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda; and FIL Investment Advisors (U.K.) Limited (FIIA(U.K.)L), located at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, are also sub-advisers to Strategic Advisers Core Income Fund. Pyramis Global Advisors LLC (Pyramis), located at 900 Salem Street, Smithfield, Rhode Island 02917, is a sub-adviser to Strategic Advisers International II Fund, Strategic Advisers International Fund, and Strategic Advisers Small-Mid Cap Fund.

Gregory Pappas is currently the portfolio manager of Strategic Advisers Core Income Fund, PAS Core Income Fund of Funds, Strategic Advisers Income Opportunities Fund, and PAS Income Opportunities Fund of Funds. Since joining Fidelity Investments in 1990, Mr. Pappas has worked as a senior fund analyst, fixed income strategist, and portfolio manager. Mr. Pappas is expected to continue to be responsible for portfolio management of the combined funds after the Reorganizations.

Wilfred Chilangwa is currently the portfolio manager of Strategic Advisers International II Fund, PAS International Fidelity Fund of Funds, Strategic Advisers International Fund, and PAS International Fund of Funds. Since joining Fidelity Investments in 1997, Mr. Chilangwa has worked as a senior fund analyst, an international strategist, and a portfolio manager. Mr. Chilangwa is expected to continue to be responsible for portfolio management of the combined funds after the Reorganizations.

Catherine Pena is currently the portfolio manager of Strategic Advisers Small-Mid Cap Fund and PAS Small-Mid Cap Fund of Funds. Since joining Fidelity Investments in 1996, Ms. Pena has worked as a quantitative research analyst, senior mutual fund analyst, portfolio strategist, and portfolio manager. Ms. Pena is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Robert Vick is currently the portfolio manager of Strategic Advisers U.S. Opportunity II Fund, PAS U.S. Opportunity Fidelity Fund of Funds, Strategic Advisers U.S. Opportunity Fund, and PAS U.S. Opportunity Fund of Funds. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Vick has worked as a systems manager, a senior quantitative analyst, a senior vice president of Quantitative Investment Research, and a portfolio manager. Mr. Vick is expected to continue to be responsible for portfolio management of the combined funds after the Reorganizations.

For information about the compensation of, any other accounts managed by, and any fund shares held by Messrs. Pappas, Chilangwa, Vick, and Ms. Pena, please refer to the "Management Contracts" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Each fund has entered into a management contract with Strategic Advisers, pursuant to which Strategic Advisers furnishes investment advisory and other services.

For each Acquired Fund, the management fee is calculated and paid to Strategic Advisers every month. Each Acquired Fund's annual management fee rate is 0.25% of its average net assets.

Each Acquiring Fund's management fee is calculated by adding two components: (1) the annual fee rate of 0.25% of the average daily net assets of the fund throughout the month, plus (2) the total fees, payable monthly, to the fund's sub-advisers based upon each sub-adviser's respective allocated portion of the fund's assets. Because each Acquiring Fund's management fee rate may fluctuate, each fund's management fee may be higher or lower in the future. However, each fund's maximum aggregate annual management fee, as a percentage of its average daily net assets, will not exceed the following rates:

Name of Fund	Maximum Management Fee Rate
Strategic Advisers Core Income Fund	0.60%
Strategic Advisers Income Opportunities Fund	0.75%
Strategic Advisers International II Fund	1.00%
Strategic Advisers International Fund	1.00%
Strategic Advisers Small-Mid Cap Fund	1.10%
Strategic Advisers U.S. Opportunity II Fund	0.95%
Strategic Advisers U.S. Opportunity Fund	0.95%

If the Reorganizations are approved, each combined fund will retain the applicable Acquiring Fund's management fee structure, as applicable.

For more information about fund management, please refer to the "Fund Management" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Control of Investment Advisers" and "Management Contracts" sections of the funds' Statements of Additional Information, which are incorporated herein by reference.

Distribution of Fund Shares

The principal business address of Fidelity Distributors Corporation (FDC), each fund's principal underwriter and distribution agent, is 82 Devonshire Street, Boston, Massachusetts, 02109.

Each Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund's Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to Strategic Advisers under the fund's management contract. If the Reorganizations are approved, the Distribution and Service Plan for the combined funds will remain unchanged.

For more information about fund distribution, please refer to the "Fund Distribution" section of the Acquiring Funds' Prospectuses, which are incorporated herein by reference, and to the "Distribution Services" section of the Acquiring Funds' Statements of Additional Information, which are incorporated herein by reference.

Expense Limitation and Reimbursement Arrangements

Each Acquired Fund has an all-inclusive management contract with a management fee waiver and expense reimbursement agreement resulting in zero direct fund expenses. Each Acquired Fund, however, currently bears expenses indirectly as a result of its investments in underlying funds.

Strategic Advisers has contractually agreed to waive 0.25% of each Acquiring Fund's management fee until September 30, 2013. The waiver will decrease a fund's expenses and improve its respective performance.

For more information about the funds' fees and operating expenses, please refer to the funds' Prospectuses, which are incorporated herein by reference, and to "Annual Fund Operating Expenses" below.

If any of the proposed Reorganizations are not approved, the fund(s) not approving the Reorganization will maintain their current expense structure(s).

How do the funds' fees and operating expenses compare, and what are the combined funds' fees and operating expenses estimated to be following the Reorganizations?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund Operating Expenses

The following table shows the fees and expenses of each fund for the 12 months ended February 28, 2010, and the pro forma estimated fees and expenses of each combined fund based on the same time period after giving effect to the Reorganizations. Annual fund operating expenses are paid by each fund.

Shareholder Fees (paid by the investor directly)

PAS Fund (Acquired Fund)

Strategic Advisers Fund (Acquiring Fund)

Strategic Advisers Fund Pro forma Combined

Sales charge (load) on purchases and reinvested distributions	None	None	None
Deferred sales charge (load) on redemptions	None	None	None

Annual Operating Expenses (paid from fund assets)

PAS Core IncomeA,D

Strategic Advisers Core IncomeB,C,D

Strategic Advisers Core Income Pro forma CombinedB,C

Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.03%	0.03%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.61%	0.61%	0.61%
Total annual fund operating expenses	0.86%	0.89%	0.89%
Fee waiver	0.25%	0.25%	0.25%
Total annual fund operating expenses after fee waiver	0.61%	0.64%	0.64%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

PAS Income OpportunitiesA,D

Strategic Advisers Income OpportunitiesB,C,D

Strategic Advisers Income Opportunities Pro forma CombinedB,C

Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.04%	0.04%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.89%	0.89%	0.89%
Total annual fund operating expenses	1.14%	1.18%	1.18%
Fee waiver	0.25%	0.25%	0.25%
Total annual fund operating expenses after fee waiver	0.89%	0.93%	0.93%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

PAS International FidelityA,D

Strategic Advisers International IIB,C,D

Strategic Advisers International II Pro forma CombinedB,C

Management fee	0.25%	0.29%	0.29%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.08%	0.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.89%	0.85%	0.85%
Total annual fund operating expenses	1.14%	1.22%	1.22%
Fee waiver	0.25%	0.25%	0.25%
Total annual fund operating expenses after fee waiver	0.89%	0.97%	0.97%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

PAS InternationalA,D

Strategic Advisers InternationalB,C,D

Strategic Advisers International Pro forma CombinedB,C

Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.02%	0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.19%	1.19%	1.19%
Total annual fund operating expenses	1.44%	1.46%	1.46%
Fee waiver	0.25%	0.25%	0.25%
Total annual fund operating expenses after fee waiver	1.19%	1.21%	1.21%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

PAS Small-Mid CapA,D

Strategic Advisers Small-Mid CapB,C,D

Strategic Advisers Small-Mid Cap Pro forma CombinedB,C

Management fee	0.25%	0.26%	0.26%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.06%	0.06%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.23%	1.20%	1.20%
Total annual fund operating expenses	1.48%	1.52%	1.52%
Fee waiver	0.25%	0.25%	0.25%
Total annual fund operating expenses after fee waiver	1.23%	1.27%	1.27%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

PAS U.S. Opportunity FidelityA,D

Strategic Advisers U.S. Opportunity IIB,C,D

Strategic Advisers U.S. Opportunity II Pro forma CombinedB,C

Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.05%	0.05%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.94%	0.94%	0.94%
Total annual fund operating expenses	1.19%	1.24%	1.24%
Fee waiver	0.25%	0.25%	0.25%
Total annual fund operating expenses after fee waiver	0.94%	0.99%	0.99%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

PAS U.S. OpportunityA,D

Strategic Advisers U.S. OpportunityB,C,D

Strategic Advisers U.S. Opportunity Pro forma CombinedB,C

Management fee	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.05%	0.05%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.09%	1.09%	1.09%
Total annual fund operating expenses	1.34%	1.39%	1.39%
Fee waiver	0.25%	0.25%	0.25%
Total annual fund operating expenses after fee waiver	1.09%	1.14%	1.14%

A Strategic Advisers has contractually agreed to waive its management fee. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average daily net assets, exceed 0.00%. These arrangements will remain in effect through September 30, 2012, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

B Strategic Advisers has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

C Based on estimated amounts for the current fiscal year.

D Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above for each fund, assuming a 5% annual return. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

PAS Core Income

Strategic Advisers Core Income

Strategic Advisers Core Income Pro forma Combined

1 year	$ 62	$ 65	$ 65
3 years	$ 201	$ 211	$ 211
5 years	$ 397	$ 413	$ 413
10 years	$ 984	$ 1,020	$ 1,020

PAS Income Opportunities

Strategic Advisers Income Opportunities

Strategic Advisers Income Opportunities Pro forma Combined

1 year	$ 91	$ 95	$ 95
3 years	$ 290	$ 302	$ 302
5 years	$ 548	$ 570	$ 570
10 years	$ 1,312	$ 1,358	$ 1,358
PAS International Fidelity

Strategic Advisers International II

Strategic Advisers International II Pro forma Combined

1 year	$ 91	$ 99	$ 99
3 years	$ 290	$ 315	$ 315
5 years	$ 548	$ 591	$ 591
10 years	$ 1,312	$ 1,403	$ 1,403

PAS International

Strategic Advisers International

Strategic Advisers International Pro forma Combined

1 year	$ 121	$ 123	$ 123
3 years	$ 384	$ 390	$ 390
5 years	$ 709	$ 719	$ 719
10 years	$ 1,652	$ 1,674	$ 1,674
PAS Small-Mid Cap

Strategic Advisers Small-Mid Cap

Strategic Advisers Small-Mid Cap Pro forma Combined

1 year	$ 126	$ 129	$ 129
3 years	$ 396	$ 408	$ 408
5 years	$ 730	$ 751	$ 751
10 years	$ 1,697	$ 1,741	$ 1,741

PAS U.S. Opportunity Fidelity

Strategic Advisers U.S. Opportunity II

Strategic Advisers U.S. Opportunity II Pro forma Combined

1 year	$ 96	$ 101	$ 101
3 years	$ 305	$ 321	$ 321
5 years	$ 575	$ 602	$ 602
10 years	$ 1,369	$ 1,426	$ 1,426

PAS U.S. Opportunity

Strategic Advisers U.S. Opportunity

Strategic Advisers U.S. Opportunity Pro forma Combined

1 year	$ 111	$ 116	$ 116
3 years	$ 352	$ 368	$ 368
5 years	$ 656	$ 682	$ 682
10 years	$ 1,540	$ 1,596	$ 1,596

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses and include each fund's management fee waiver for periods through September 30, 2012, but are not meant to suggest actual or expected expenses, which may vary. Although each Acquiring Fund's management fee waiver is in effect through September 30, 2013, the examples shown reflect the impact of the waiver through September 30, 2012 in order to provide a more meaningful comparison of each Acquired Fund's expenses to the corresponding Acquiring Fund's expenses. If each Acquired Fund's management fee waiver were included for periods through September 30, 2013, each Acquired Fund's expenses would be lower for the 3-, 5-, and 10-year periods. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If the Reorganizations are approved, the procedures for purchasing and redeeming shares of the combined funds will remain unchanged.

For information about the procedures for purchasing and redeeming the funds' shares, please refer to the "Buying and Selling Shares" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Buying, Selling and Exchanging Information" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Do the funds' dividend and distribution policies differ?

No. The fund's dividend and distribution policies are the same. If the Reorganizations are approved, the dividend and distribution policies of the combined funds will remain unchanged.

For information about the funds' dividend and distribution policies, please refer to the "Dividends and Capital Gain Distributions" section of the funds' Prospectuses, which are incorporated herein by reference, and to the "Distributions and Taxes" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Who bears the expenses associated with the Reorganizations?

For each Acquired Fund, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization. The estimated costs associated with the Reorganizations are as follows:

	Estimated Cost of the Reorganization
PAS Core Income Fund of Funds	$ 27,142
PAS Income Opportunities Fund of Funds	$ 16,677
PAS International Fidelity Fund of Funds	$ 5,028
PAS International Fund of Funds	$ 25,264
PAS Small-Mid Cap Fund of Funds	$ 25,264
PAS U.S. Opportunity Fidelity Fund of Funds	$ 4,940
PAS U.S. Opportunity Fund of Funds	$ 25,264

For more information, please refer to the section entitled "Voting Information - Solicitation of Proxies; Expenses."

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund's performance. Each fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer.

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have substantially similar investment objectives and similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in all of the funds?

PAS Core Income Fund of Funds	Strategic Advisers Core Income Fund
Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.	Same risk.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.
Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.	Same risk.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Same risk.
Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.	Same risk.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers or a sub-adviser may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.

No corresponding risk.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.



Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.
PAS Income Opportunities Fund of Funds	Strategic Advisers Income Opportunities Fund

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

No corresponding risk.
Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.	Same risk.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Same risk.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
No corresponding risk.	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.
No corresponding risk.	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
No corresponding risk.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

No corresponding risk.	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
PAS International Fidelity Fund of Funds	Strategic Advisers International II Fund
Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Same risk.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.	Same risk.

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Same risk.
PAS International Fund of Funds	Strategic Advisers International Fund

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers or a sub-adviser may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Same risk.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.

Same risk.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.
No corresponding risk.

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.
PAS Small-Mid Cap Fund of Funds	Strategic Advisers Small-Mid Cap Fund

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Same risk.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.	Same risk.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Same risk.

Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

Same risk.
No corresponding risk.

Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.
PAS U.S. Opportunity Fidelity Fund of Funds	Strategic Advisers U.S. Opportunity II Fund
Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.	Same risk.
PAS U.S. Opportunity Fund of Funds	Strategic Advisers U.S. Opportunity Fund

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Same risk.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Same risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same risk.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.

Same risk.

Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure and magnify investment risks.

Same risk.

Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Same risk.

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.

Same risk.

How do the funds compare in terms of their performance?

The following information provides some indication of the risks associated with an investment in the funds. The information illustrates the changes in each Acquired Fund's performance from year to year and compares each Acquired Fund's performance to the performance of a market index over various periods of time. Returns (before and after taxes) are based on past results and are not an indication of future performance. Performance information for the Acquiring Funds is not included because the Acquiring Funds are newly created funds that do not have any historical performance. If the proposed Reorganizations are approved, each combined fund will assume the performance record of the applicable Acquired Fund.

Year-by-Year Returns

PAS Core Income Fund of Funds:

Calendar Years	2008	2009
	-2.89%	17.74%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.14%	September 30, 2009
Lowest Quarter Return	-2.56%	September 30, 2008
Year-to-Date Return	2.97%	March 31, 2010

PAS Income Opportunities Fund of Funds:

Calendar Years	2008	2009
	-27.56%	53.83%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.39%	June 30, 2009
Lowest Quarter Return	-19.51%	December 31, 2008
Year-to-Date Return	4.70%	March 31, 2010

PAS International Fidelity Fund of Funds:

Calendar Years	2008	2009
	-45.29%	30.98%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.15%	June 30, 2009
Lowest Quarter Return	-21.51%	December 31, 2008
Year-to-Date Return	1.12%	March 31, 2010

PAS International Fund of Funds:

Calendar Years	2007	2008	2009
	12.10%	-41.94%	31.66%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.28%	June 30, 2009
Lowest Quarter Return	-20.07%	December 31, 2008
Year-to-Date Return	2.08%	March 31, 2010

PAS Small-Mid Cap Fund of Funds:

Calendar Years	2006	2007	2008	2009
	11.48%	2.20%	-36.52%	35.44%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.94%	June 30, 2009
Lowest Quarter Return	-25.44%	December 31, 2008
Year-to-Date Return	8.42%	March 31, 2010

PAS U.S. Opportunity Fidelity Fund of Funds:

Calendar Years	2008	2009
	-39.92%	33.73%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.87%	September 30, 2009
Lowest Quarter Return	-22.62%	December 31, 2008
Year-to-Date Return	6.81%	March 31, 2010

PAS U.S. Opportunity Fund of Funds:

Calendar Years	2007	2008	2009
	8.00%	-39.17%	34.19%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.29%	June 30, 2009
Lowest Quarter Return	-22.01%	December 31, 2008
Year-to-Date Return	6.42%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

PAS Core Income Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS Core Income Fund of Funds
Return Before Taxes	17.74%	6.95%
Return After Taxes on Distributions	15.41%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	11.42%	4.55%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	6.28%

A From September 27, 2007.

PAS Income Opportunities Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS Income Opportunities Fund of Funds
Return Before Taxes	53.83%	4.43%
Return After Taxes on Distributions	49.47%	1.51%
Return After Taxes on Distributions and Sale of Fund Shares	34.51%	1.97%
The BofA Merrill Lynch US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	58.10%	6.65%

A From September 27, 2007.

PAS International Fidelity Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS International Fidelity Fund of Funds
Return Before Taxes	30.98%	-7.30%
Return After Taxes on Distributions	30.54%	-8.03%
Return After Taxes on Distributions and Sale of Fund Shares	20.52%	-6.21%
MSCI® EAFE® (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses, or taxes)	31.93%	-6.65%

A From March 8, 2007.

PAS International Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS International Fund of Funds
Return Before Taxes	31.66%	-0.02%
Return After Taxes on Distributions	31.04%	-0.99%
Return After Taxes on Distributions and Sale of Fund Shares	20.90%	-0.10%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	31.93%	-0.65%

A From March 23, 2006.

PAS Small-Mid Cap Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS Small-Mid Cap Fund of Funds
Return Before Taxes	35.44%	1.19%
Return After Taxes on Distributions	35.34%	0.58%
Return After Taxes on Distributions and Sale of Fund Shares	23.11%	0.92%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	27.17%	1.05%

A From June 23, 2005.

PAS U.S. Opportunity Fidelity Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS U.S. Opportunity Fidelity Fund of Funds
Return Before Taxes	33.73%	-4.70%
Return After Taxes on Distributions	33.52%	-5.07%
Return After Taxes on Distributions and Sale of Fund Shares	22.12%	-4.02%
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	28.57%	-5.44%

A From March 8, 2007.

PAS U.S. Opportunity Fund of Funds:

For the periods ended December 31, 2009	Past 1 year	Life of fundA
PAS U.S. Opportunity Fund of Funds
Return Before Taxes	34.19%	-4.11%
Return After Taxes on Distributions	33.99%	-4.39%
Return After Taxes on Distributions and Sale of Fund Shares	22.41%	-3.52%
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	28.57%	-5.19%

A From December 29, 2006.

THE PROPOSED TRANSACTION

PROPOSAL 1

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS CORE INCOME FUND OF FUNDS AND STRATEGIC ADVISERS CORE INCOME FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers Core Income Fund acquiring as of the Closing Date all of the assets of PAS Core Income Fund of Funds solely in exchange for shares of Strategic Advisers Core Income Fund and the assumption by Strategic Advisers Core Income Fund of PAS Core Income Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers Core Income Fund to the shareholders of PAS Core Income Fund of Funds as provided for in the Agreement.

The value of PAS Core Income Fund of Funds' assets to be acquired by Strategic Advisers Core Income Fund and the amount of its liabilities to be assumed by Strategic Advisers Core Income Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS Core Income Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers Core Income Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers Core Income Fund will deliver to PAS Core Income Fund of Funds, and PAS Core Income Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers Core Income Fund so that each PAS Core Income Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers Core Income Fund equal in value to the aggregate net asset value of shares of PAS Core Income Fund of Funds held by such shareholder on the Closing Date; PAS Core Income Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS Core Income Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers Core Income Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS Core Income Fund of Funds shareholder will own shares of Strategic Advisers Core Income Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS Core Income Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers Core Income Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers Core Income Fund in a name other than that of the registered holder of the shares on the books of PAS Core Income Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS Core Income Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS Core Income Fund of Funds is liquidated.

For PAS Core Income Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS Core Income Fund of Funds are permissible investments for Strategic Advisers Core Income Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers Core Income Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers Core Income Fund that occur after the Closing Date will be borne by Strategic Advisers Core Income Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS Core Income Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS Core Income Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers Core Income Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers Core Income Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers Core Income Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers Core Income Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers Core Income Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers Core Income Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers Core Income Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS Core Income Fund of Funds' assets for Strategic Advisers Core Income Fund's shares and the assumption of the liabilities of PAS Core Income Fund of Funds by Strategic Advisers Core Income Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS Core Income Fund of Funds and Strategic Advisers Core Income Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers Core Income Fund of all of the assets of PAS Core Income Fund of Funds in exchange solely for Strategic Advisers Core Income Fund shares and the assumption by Strategic Advisers Core Income Fund of all liabilities of PAS Core Income Fund of Funds followed by the distribution of Strategic Advisers Core Income Fund shares to the PAS Core Income Fund of Funds shareholders in exchange for their PAS Core Income Fund of Funds shares in complete liquidation and termination of PAS Core Income Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS Core Income Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers Core Income Fund in exchange solely for Strategic Advisers Core Income Fund shares and the assumption by Strategic Advisers Core Income Fund of all liabilities of PAS Core Income Fund of Funds;

(iii) PAS Core Income Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers Core Income Fund shares received by PAS Core Income Fund of Funds in the Reorganization;

(iv) Strategic Advisers Core Income Fund will recognize no gain or loss upon the receipt of the assets of PAS Core Income Fund of Funds in exchange solely for Strategic Advisers Core Income Fund shares and the assumption of all liabilities of PAS Core Income Fund of Funds;

(v) The adjusted basis to Strategic Advisers Core Income Fund of the assets of PAS Core Income Fund of Funds received by Strategic Advisers Core Income Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS Core Income Fund of Funds immediately before the exchange;

(vi) Strategic Advisers Core Income Fund's holding periods with respect to the assets of PAS Core Income Fund of Funds that Strategic Advisers Core Income Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS Core Income Fund of Funds (except where investment activities of Strategic Advisers Core Income Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS Core Income Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers Core Income Fund shares in exchange solely for PAS Core Income Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers Core Income Fund shares received by a PAS Core Income Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS Core Income Fund of Funds shares surrendered by the PAS Core Income Fund of Funds shareholder in exchange therefor;

(ix) A PAS Core Income Fund of Funds shareholder's holding period for the Strategic Advisers Core Income Fund shares received by the PAS Core Income Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS Core Income Fund of Funds shareholder held PAS Core Income Fund of Funds shares surrendered in exchange therefor, provided that the PAS Core Income Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS Core Income Fund of Fund's taxable year, and PAS Core Income Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers Core Income Fund as if there had been no Reorganization.

Shareholders of PAS Core Income Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS Core Income Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers Core Income Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS Core Income Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers Core Income Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers Core Income Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers Core Income Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers Core Income Fund in their current capacities. Gregory Pappas, who is currently the portfolio manager of Strategic Advisers Core Income Fund and PAS Core Income Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

PAS Core Income Fund of Funds will be the accounting survivor to Strategic Advisers Core Income Fund after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS Core Income Fund of Funds, shown in the following table for the month ended May 31, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS Core Income Fund of Funds	$ 2,937,399,331	$ 10.40	282,439,992

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers Core Income Fund shares will be received by shareholders of PAS Core Income Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers Core Income Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS Core Income Fund of Funds and that the interests of existing shareholders of PAS Core Income Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS Core Income Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS Core Income Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS INCOME OPPORTUNITIES FUND OF FUNDS AND STRATEGIC ADVISERS INCOME OPPORTUNITIES FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers Income Opportunities Fund acquiring as of the Closing Date all of the assets of PAS Income Opportunities Fund of Funds solely in exchange for shares of Strategic Advisers Income Opportunities Fund and the assumption by Strategic Advisers Income Opportunities Fund of PAS Income Opportunities Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers Income Opportunities Fund to the shareholders of PAS Income Opportunities Fund of Funds as provided for in the Agreement.

The value of PAS Income Opportunities Fund of Funds' assets to be acquired by Strategic Advisers Income Opportunities Fund and the amount of its liabilities to be assumed by Strategic Advisers Income Opportunities Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS Income Opportunities Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers Income Opportunities Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers Income Opportunities Fund will deliver to PAS Income Opportunities Fund of Funds, and PAS Income Opportunities Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers Income Opportunities Fund so that each PAS Income Opportunities Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers Income Opportunities Fund equal in value to the aggregate net asset value of shares of PAS Income Opportunities Fund of Funds held by such shareholder on the Closing Date; PAS Income Opportunities Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS Income Opportunities Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers Income Opportunities Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS Income Opportunities Fund of Funds shareholder will own shares of Strategic Advisers Income Opportunities Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS Income Opportunities Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers Income Opportunities Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers Income Opportunities Fund in a name other than that of the registered holder of the shares on the books of PAS Income Opportunities Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS Income Opportunities Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS Income Opportunities Fund of Funds is liquidated.

For PAS Income Opportunities Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS Income Opportunities Fund of Funds are permissible investments for Strategic Advisers Income Opportunities Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers Income Opportunities Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers Income Opportunities Fund that occur after the Closing Date will be borne by Strategic Advisers Income Opportunities Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS Income Opportunities Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS Income Opportunities Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers Income Opportunities Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers Income Opportunities Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers Income Opportunities Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers Income Opportunities Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers Income Opportunities Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers Income Opportunities Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers Income Opportunities Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS Income Opportunities Fund of Funds' assets for Strategic Advisers Income Opportunities Fund's shares and the assumption of the liabilities of PAS Income Opportunities Fund of Funds by Strategic Advisers Income Opportunities Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS Income Opportunities Fund of Funds and Strategic Advisers Income Opportunities Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers Income Opportunities Fund of all of the assets of PAS Income Opportunities Fund of Funds in exchange solely for Strategic Advisers Income Opportunities Fund shares and the assumption by Strategic Advisers Income Opportunities Fund of all liabilities of PAS Income Opportunities Fund of Funds followed by the distribution of Strategic Advisers Income Opportunities Fund shares to the PAS Income Opportunities Fund of Funds shareholders in exchange for their PAS Income Opportunities Fund of Funds shares in complete liquidation and termination of PAS Income Opportunities Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS Income Opportunities Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers Income Opportunities Fund in exchange solely for Strategic Advisers Income Opportunities Fund shares and the assumption by Strategic Advisers Income Opportunities Fund of all liabilities of PAS Income Opportunities Fund of Funds;

(iii) PAS Income Opportunities Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers Income Opportunities Fund shares received by PAS Income Opportunities Fund of Funds in the Reorganization;

(iv) Strategic Advisers Income Opportunities Fund will recognize no gain or loss upon the receipt of the assets of PAS Income Opportunities Fund of Funds in exchange solely for Strategic Advisers Income Opportunities Fund shares and the assumption of all liabilities of PAS Income Opportunities Fund of Funds;

(v) The adjusted basis to Strategic Advisers Income Opportunities Fund of the assets of PAS Income Opportunities Fund of Funds received by Strategic Advisers Income Opportunities Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS Income Opportunities Fund of Funds immediately before the exchange;

(vi) Strategic Advisers Income Opportunities Fund's holding periods with respect to the assets of PAS Income Opportunities Fund of Funds that Strategic Advisers Income Opportunities Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS Income Opportunities Fund of Funds (except where investment activities of Strategic Advisers Income Opportunities Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS Income Opportunities Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers Income Opportunities Fund shares in exchange solely for PAS Income Opportunities Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers Income Opportunities Fund shares received by a PAS Income Opportunities Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS Income Opportunities Fund of Funds shares surrendered by the PAS Income Opportunities Fund of Funds shareholder in exchange therefor;

(ix) A PAS Income Opportunities Fund of Funds shareholder's holding period for the Strategic Advisers Income Opportunities Fund shares received by the PAS Income Opportunities Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS Income Opportunities Fund of Funds shareholder held PAS Income Opportunities Fund of Funds shares surrendered in exchange therefor, provided that the PAS Income Opportunities Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS Income Opportunities Fund of Fund's taxable year, and PAS Income Opportunities Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers Income Opportunities Fund as if there had been no Reorganization.

Shareholders of PAS Income Opportunities Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS Income Opportunities Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers Income Opportunities Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS Income Opportunities Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers Income Opportunities Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers Income Opportunities Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers Income Opportunities Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers Income Opportunities Fund in their current capacities. Gregory Pappas, who is currently the portfolio manager of Strategic Advisers Income Opportunities Fund and PAS Income Opportunities Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

PAS Income Opportunities Fund of Funds will be the accounting survivor to Strategic Advisers Income Opportunities Fund after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS Income Opportunities Fund of Funds, shown in the following table for the month ended May 31, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS Income Opportunities Fund of Funds	$ 963,711,664	$ 9.16	105,154,553

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers Income Opportunities Fund shares will be received by shareholders of PAS Income Opportunities Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers Income Opportunities Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS Income Opportunities Fund of Funds and that the interests of existing shareholders of PAS Income Opportunities Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS Income Opportunities Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS Income Opportunities Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 3

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS INTERNATIONAL FIDELITY FUND OF FUNDS AND STRATEGIC ADVISERS INTERNATIONAL II FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 3; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers International II Fund acquiring as of the Closing Date all of the assets of PAS International Fidelity Fund of Funds solely in exchange for shares of Strategic Advisers International II Fund and the assumption by Strategic Advisers International II Fund of PAS International Fidelity Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers International II Fund to the shareholders of PAS International Fidelity Fund of Funds as provided for in the Agreement.

The value of PAS International Fidelity Fund of Funds' assets to be acquired by Strategic Advisers International II Fund and the amount of its liabilities to be assumed by Strategic Advisers International II Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS International Fidelity Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers International II Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers International II Fund will deliver to PAS International Fidelity Fund of Funds, and PAS International Fidelity Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers International II Fund so that each PAS International Fidelity Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers International II Fund equal in value to the aggregate net asset value of shares of PAS International Fidelity Fund of Funds held by such shareholder on the Closing Date; PAS International Fidelity Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS International Fidelity Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers International II Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS International Fidelity Fund of Funds shareholder will own shares of Strategic Advisers International II Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS International Fidelity Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers International II Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers International II Fund in a name other than that of the registered holder of the shares on the books of PAS International Fidelity Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS International Fidelity Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS International Fidelity Fund of Funds is liquidated.

For PAS International Fidelity Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS International Fidelity Fund of Funds are permissible investments for Strategic Advisers International II Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers International II Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers International II Fund that occur after the Closing Date will be borne by Strategic Advisers International II Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS International Fidelity Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS International Fidelity Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders with an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that may currently not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers International II Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers International II Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers International II Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers International II Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers International II Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers International II Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers International II Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS International Fidelity Fund of Funds' assets for Strategic Advisers International II Fund's shares and the assumption of the liabilities of PAS International Fidelity Fund of Funds by Strategic Advisers International II Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS International Fidelity Fund of Funds and Strategic Advisers International II Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers International II Fund of all of the assets of PAS International Fidelity Fund of Funds in exchange solely for Strategic Advisers International II Fund shares and the assumption by Strategic Advisers International II Fund of all liabilities of PAS International Fidelity Fund of Funds followed by the distribution of Strategic Advisers International II Fund shares to the PAS International Fidelity Fund of Funds shareholders in exchange for their PAS International Fidelity Fund of Funds shares in complete liquidation and termination of PAS International Fidelity Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS International Fidelity Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers International II Fund in exchange solely for Strategic Advisers International II Fund shares and the assumption by Strategic Advisers International II Fund of all liabilities of PAS International Fidelity Fund of Funds;

(iii) PAS International Fidelity Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers International II Fund shares received by PAS International Fidelity Fund of Funds in the Reorganization;

(iv) Strategic Advisers International II Fund will recognize no gain or loss upon the receipt of the assets of PAS International Fidelity Fund of Funds in exchange solely for Strategic Advisers International II Fund shares and the assumption of all liabilities of PAS International Fidelity Fund of Funds;

(v) The adjusted basis to Strategic Advisers International II Fund of the assets of PAS International Fidelity Fund of Funds received by Strategic Advisers International II Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS International Fidelity Fund of Funds immediately before the exchange;

(vi) Strategic Advisers International II Fund's holding periods with respect to the assets of PAS International Fidelity Fund of Funds that Strategic Advisers International II Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS International Fidelity Fund of Funds (except where investment activities of Strategic Advisers International II Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS International Fidelity Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers International II Fund shares in exchange solely for PAS International Fidelity Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers International II Fund shares received by a PAS International Fidelity Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS International Fidelity Fund of Funds shares surrendered by the PAS International Fidelity Fund of Funds shareholder in exchange therefor;

(ix) A PAS International Fidelity Fund of Funds shareholder's holding period for the Strategic Advisers International II Fund shares received by the PAS International Fidelity Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS International Fidelity Fund of Funds shareholder held PAS International Fidelity Fund of Funds shares surrendered in exchange therefor, provided that the PAS International Fidelity Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS International Fidelity Fund of Fund's taxable year, and PAS International Fidelity Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers International II Fund as if there had been no Reorganization.

Shareholders of PAS International Fidelity Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS International Fidelity Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers International II Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS International Fidelity Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers International II Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers International II Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers International II Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers International II Fund in their current capacities. Wilfred Chilangwa, who is currently the portfolio manager of Strategic Advisers International II Fund and PAS International Fidelity Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

PAS International Fidelity Fund of Funds will be the accounting survivor to Strategic Advisers International II Fund after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS International Fidelity Fund of Funds, shown in the following table for the month ended May 31, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS International Fidelity Fund of Funds	$ 784,921,418	$ 6.38	123,098,709

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers International II Fund shares will be received by shareholders of PAS International Fidelity Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers International II Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS International Fidelity Fund of Funds and that the interests of existing shareholders of PAS International Fidelity Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS International Fidelity Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS International Fidelity Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 4

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS INTERNATIONAL FUND OF FUNDS AND STRATEGIC ADVISERS INTERNATIONAL FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 4; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers International Fund acquiring as of the Closing Date all of the assets of PAS International Fund of Funds solely in exchange for shares of Strategic Advisers International Fund and the assumption by Strategic Advisers International Fund of PAS International Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers International Fund to the shareholders of PAS International Fund of Funds as provided for in the Agreement.

The value of PAS International Fund of Funds' assets to be acquired by Strategic Advisers International Fund and the amount of its liabilities to be assumed by Strategic Advisers International Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS International Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers International Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers International Fund will deliver to PAS International Fund of Funds, and PAS International Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers International Fund so that each PAS International Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers International Fund equal in value to the aggregate net asset value of shares of PAS International Fund of Funds held by such shareholder on the Closing Date; PAS International Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS International Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers International Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS International Fund of Funds shareholder will own shares of Strategic Advisers International Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS International Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers International Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers International Fund in a name other than that of the registered holder of the shares on the books of PAS International Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS International Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS International Fund of Funds is liquidated.

For PAS International Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS International Fund of Funds are permissible investments for Strategic Advisers International Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers International Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers International Fund that occur after the Closing Date will be borne by Strategic Advisers International Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS International Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS International Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that may currently not currently be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers International Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers International Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers International Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers International Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers International Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers International Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers International Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS International Fund of Funds' assets for Strategic Advisers International Fund's shares and the assumption of the liabilities of PAS International Fund of Funds by Strategic Advisers International Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS International Fund of Funds and Strategic Advisers International Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers International Fund of all of the assets of PAS International Fund of Funds in exchange solely for Strategic Advisers International Fund shares and the assumption by Strategic Advisers International Fund of all liabilities of PAS International Fund of Funds followed by the distribution of Strategic Advisers International Fund shares to the PAS International Fund of Funds shareholders in exchange for their PAS International Fund of Funds shares in complete liquidation and termination of PAS International Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS International Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers International Fund in exchange solely for Strategic Advisers International Fund shares and the assumption by Strategic Advisers International Fund of all liabilities of PAS International Fund of Funds;

(iii) PAS International Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers International Fund shares received by PAS International Fund of Funds in the Reorganization;

(iv) Strategic Advisers International Fund will recognize no gain or loss upon the receipt of the assets of PAS International Fund of Funds in exchange solely for Strategic Advisers International Fund shares and the assumption of all liabilities of PAS International Fund of Funds;

(v) The adjusted basis to Strategic Advisers International Fund of the assets of PAS International Fund of Funds received by Strategic Advisers International Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS International Fund of Funds immediately before the exchange;

(vi) Strategic Advisers International Fund's holding periods with respect to the assets of PAS International Fund of Funds that Strategic Advisers International Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS International Fund of Funds (except where investment activities of Strategic Advisers International Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS International Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers International Fund shares in exchange solely for PAS International Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers International Fund shares received by a PAS International Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS International Fund of Funds shares surrendered by the PAS International Fund of Funds shareholder in exchange therefor;

(ix) A PAS International Fund of Funds shareholder's holding period for the Strategic Advisers International Fund shares received by the PAS International Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS International Fund of Funds shareholder held PAS International Fund of Funds shares surrendered in exchange therefor, provided that the PAS International Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS International Fund of Fund's taxable year, and PAS International Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers International Fund as if there had been no Reorganization.

Shareholders of PAS International Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS International Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers International Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS International Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers International Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers International Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers International Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers International Fund in their current capacities. Wilfred Chilangwa, who is currently the portfolio manager of Strategic Advisers International Fund and PAS International Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

PAS International Fund of Funds will be the accounting survivor to Strategic Advisers International Fund after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS International Fund of Funds, shown in the following table for the month ended May 31, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS International Fund of Funds	$ 5,682,659,274	$ 7.39	768,924,687

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers International Fund shares will be received by shareholders of PAS International Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers International Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS International Fund of Funds and that the interests of existing shareholders of PAS International Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS International Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS International Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 5

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS SMALL-MID CAP FUND OF FUNDS AND STRATEGIC ADVISERS SMALL-MID CAP FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 5; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers Small-Mid Cap Fund acquiring as of the Closing Date all of the assets of PAS Small-Mid Cap Fund of Funds solely in exchange for shares of Strategic Advisers Small-Mid Cap Fund and the assumption by Strategic Advisers Small-Mid Cap Fund of PAS Small-Mid Cap Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers Small-Mid Cap Fund to the shareholders of PAS Small-Mid Cap Fund of Funds as provided for in the Agreement.

The value of PAS Small-Mid Cap Fund of Funds' assets to be acquired by Strategic Advisers Small-Mid Cap Fund and the amount of its liabilities to be assumed by Strategic Advisers Small-Mid Cap Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS Small-Mid Cap Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers Small-Mid Cap Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers Small-Mid Cap Fund will deliver to PAS Small-Mid Cap Fund of Funds, and PAS Small-Mid Cap Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers Small-Mid Cap Fund so that each PAS Small-Mid Cap Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers Small-Mid Cap Fund equal in value to the aggregate net asset value of shares of PAS Small-Mid Cap Fund of Funds held by such shareholder on the Closing Date; PAS Small-Mid Cap Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS Small-Mid Cap Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers Small-Mid Cap Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS Small-Mid Cap Fund of Funds shareholder will own shares of Strategic Advisers Small-Mid Cap Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS Small-Mid Cap Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers Small-Mid Cap Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers Small-Mid Cap Fund in a name other than that of the registered holder of the shares on the books of PAS Small-Mid Cap Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS Small-Mid Cap Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS Small-Mid Cap Fund of Funds is liquidated.

For PAS Small-Mid Cap Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS Small-Mid Cap Fund of Funds are permissible investments for Strategic Advisers Small-Mid Cap Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers Small-Mid Cap Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers Small-Mid Cap Fund that occur after the Closing Date will be borne by Strategic Advisers Small-Mid Cap Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS Small-Mid Cap Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS Small-Mid Cap Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, as the allocation to sub-advisers increases and through potential breakpoints in the sub-advisers' pricing. Strategic Advisers further advised each Board that it may allocate a portion of the Acquiring Fund's assets to sub-advisers soon after the reorganization.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers Small-Mid Cap Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers Small-Mid Cap Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers Small-Mid Cap Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers Small-Mid Cap Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers Small-Mid Cap Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers Small-Mid Cap Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers Small-Mid Cap Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS Small-Mid Cap Fund of Funds' assets for Strategic Advisers Small-Mid Cap Fund's shares and the assumption of the liabilities of PAS Small-Mid Cap Fund of Funds by Strategic Advisers Small-Mid Cap Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS Small-Mid Cap Fund of Funds and Strategic Advisers Small-Mid Cap Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers Small-Mid Cap Fund of all of the assets of PAS Small-Mid Cap Fund of Funds in exchange solely for Strategic Advisers Small-Mid Cap Fund shares and the assumption by Strategic Advisers Small-Mid Cap Fund of all liabilities of PAS Small-Mid Cap Fund of Funds followed by the distribution of Strategic Advisers Small-Mid Cap Fund shares to the PAS Small-Mid Cap Fund of Funds shareholders in exchange for their PAS Small-Mid Cap Fund of Funds shares in complete liquidation and termination of PAS Small-Mid Cap Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS Small-Mid Cap Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers Small-Mid Cap Fund in exchange solely for Strategic Advisers Small-Mid Cap Fund shares and the assumption by Strategic Advisers Small-Mid Cap Fund of all liabilities of PAS Small-Mid Cap Fund of Funds;

(iii) PAS Small-Mid Cap Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers Small-Mid Cap Fund shares received by PAS Small-Mid Cap Fund of Funds in the Reorganization;

(iv) Strategic Advisers Small-Mid Cap Fund will recognize no gain or loss upon the receipt of the assets of PAS Small-Mid Cap Fund of Funds in exchange solely for Strategic Advisers Small-Mid Cap Fund shares and the assumption of all liabilities of PAS Small-Mid Cap Fund of Funds;

(v) The adjusted basis to Strategic Advisers Small-Mid Cap Fund of the assets of PAS Small-Mid Cap Fund of Funds received by Strategic Advisers Small-Mid Cap Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS Small-Mid Cap Fund of Funds immediately before the exchange;

(vi) Strategic Advisers Small-Mid Cap Fund's holding periods with respect to the assets of PAS Small-Mid Cap Fund of Funds that Strategic Advisers Small-Mid Cap Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS Small-Mid Cap Fund of Funds (except where investment activities of Strategic Advisers Small-Mid Cap Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS Small-Mid Cap Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers Small-Mid Cap Fund shares in exchange solely for PAS Small-Mid Cap Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers Small-Mid Cap Fund shares received by a PAS Small-Mid Cap Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS Small-Mid Cap Fund of Funds shares surrendered by the PAS Small-Mid Cap Fund of Funds shareholder in exchange therefor;

(ix) A PAS Small-Mid Cap Fund of Funds shareholder's holding period for the Strategic Advisers Small-Mid Cap Fund shares received by the PAS Small-Mid Cap Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS Small-Mid Cap Fund of Funds shareholder held PAS Small-Mid Cap Fund of Funds shares surrendered in exchange therefor, provided that the PAS Small-Mid Cap Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS Small-Mid Cap Fund of Fund's taxable year, and PAS Small-Mid Cap Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers Small-Mid Cap Fund as if there had been no Reorganization.

Shareholders of PAS Small-Mid Cap Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS Small-Mid Cap Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers Small-Mid Cap Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS Small-Mid Cap Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers Small-Mid Cap Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers Small-Mid Cap Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers Small-Mid Cap Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers Small-Mid Cap Fund in their current capacities. Catherine Pena, who is currently the portfolio manager of Strategic Advisers Small-Mid Cap Fund and PAS Small-Mid Cap Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

PAS Small-Mid Cap Fund of Funds will be the accounting survivor to Strategic Advisers Small-Mid Cap Fund after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS Small-Mid Cap Fund of Funds, shown in the following table for the month ended May 31, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS Small-Mid Cap Fund of Funds	$ 1,464,377,739	$ 9.65	151,773,898

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers Small-Mid Cap Fund shares will be received by shareholders of PAS Small-Mid Cap Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers Small-Mid Cap Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS Small-Mid Cap Fund of Funds and that the interests of existing shareholders of PAS Small-Mid Cap Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS Small-Mid Cap Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS Small-Mid Cap Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 6

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS U.S. OPPORTUNITY FIDELITY FUND OF FUNDS AND STRATEGIC ADVISERS U.S. OPPORTUNITY II FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 6; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers U.S. Opportunity II Fund acquiring as of the Closing Date all of the assets of PAS U.S. Opportunity Fidelity Fund of Funds solely in exchange for shares of Strategic Advisers U.S. Opportunity II Fund and the assumption by Strategic Advisers U.S. Opportunity II Fund of PAS U.S. Opportunity Fidelity Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers U.S. Opportunity II Fund to the shareholders of PAS U.S. Opportunity Fidelity Fund of Funds as provided for in the Agreement.

The value of PAS U.S. Opportunity Fidelity Fund of Funds' assets to be acquired by Strategic Advisers U.S. Opportunity II Fund and the amount of its liabilities to be assumed by Strategic Advisers U.S. Opportunity II Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS U.S. Opportunity Fidelity Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers U.S. Opportunity II Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers U.S. Opportunity II Fund will deliver to PAS U.S. Opportunity Fidelity Fund of Funds, and PAS U.S. Opportunity Fidelity Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers U.S. Opportunity II Fund so that each PAS U.S. Opportunity Fidelity Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers U.S. Opportunity II Fund equal in value to the aggregate net asset value of shares of PAS U.S. Opportunity Fidelity Fund of Funds held by such shareholder on the Closing Date; PAS U.S. Opportunity Fidelity Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS U.S. Opportunity Fidelity Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers U.S. Opportunity II Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS U.S. Opportunity Fidelity Fund of Funds shareholder will own shares of Strategic Advisers U.S. Opportunity II Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS U.S. Opportunity Fidelity Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers U.S. Opportunity II Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers U.S. Opportunity II Fund in a name other than that of the registered holder of the shares on the books of PAS U.S. Opportunity Fidelity Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS U.S. Opportunity Fidelity Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS U.S. Opportunity Fidelity Fund of Funds is liquidated.

For PAS U.S. Opportunity Fidelity Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS U.S. Opportunity Fidelity Fund of Funds are permissible investments for Strategic Advisers U.S. Opportunity II Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers U.S. Opportunity II Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers U.S. Opportunity II Fund that occur after the Closing Date will be borne by Strategic Advisers U.S. Opportunity II Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS U.S. Opportunity Fidelity Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS U.S. Opportunity Fidelity Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders with an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, if the Acquired Fund were to allocate assets to sub-advisers and through potential breakpoints in the subadvisers' pricing. Strategic Advisers, however, advised the Board that it does not currently plan to hire sub-advisers to manage assets of the fund. Accordingly, the Board considered that Strategic Advisers U.S. Opportunity II Fund's expenses are higher than the Acquired Fund's expenses.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers U.S. Opportunity II Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers U.S. Opportunity II Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers U.S. Opportunity II Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers U.S. Opportunity II Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers U.S. Opportunity II Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers U.S. Opportunity II Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers U.S. Opportunity II Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS U.S. Opportunity Fidelity Fund of Funds' assets for Strategic Advisers U.S. Opportunity II Fund's shares and the assumption of the liabilities of PAS U.S. Opportunity Fidelity Fund of Funds by Strategic Advisers U.S. Opportunity II Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS U.S. Opportunity Fidelity Fund of Funds and Strategic Advisers U.S. Opportunity II Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers U.S. Opportunity II Fund of all of the assets of PAS U.S. Opportunity Fidelity Fund of Funds in exchange solely for Strategic Advisers U.S. Opportunity II Fund shares and the assumption by Strategic Advisers U.S. Opportunity II Fund of all liabilities of PAS U.S. Opportunity Fidelity Fund of Funds followed by the distribution of Strategic Advisers U.S. Opportunity II Fund shares to the PAS U.S. Opportunity Fidelity Fund of Funds shareholders in exchange for their PAS U.S. Opportunity Fidelity Fund of Funds shares in complete liquidation and termination of PAS U.S. Opportunity Fidelity Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS U.S. Opportunity Fidelity Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers U.S. Opportunity II Fund in exchange solely for Strategic Advisers U.S. Opportunity II Fund shares and the assumption by Strategic Advisers U.S. Opportunity II Fund of all liabilities of PAS U.S. Opportunity Fidelity Fund of Funds;

(iii) PAS U.S. Opportunity Fidelity Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers U.S. Opportunity II Fund shares received by PAS U.S. Opportunity Fidelity Fund of Funds in the Reorganization;

(iv) Strategic Advisers U.S. Opportunity II Fund will recognize no gain or loss upon the receipt of the assets of PAS U.S. Opportunity Fidelity Fund of Funds in exchange solely for Strategic Advisers U.S. Opportunity II Fund shares and the assumption of all liabilities of PAS U.S. Opportunity Fidelity Fund of Funds;

(v) The adjusted basis to Strategic Advisers U.S. Opportunity II Fund of the assets of PAS U.S. Opportunity Fidelity Fund of Funds received by Strategic Advisers U.S. Opportunity II Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS U.S. Opportunity Fidelity Fund of Funds immediately before the exchange;

(vi) Strategic Advisers U.S. Opportunity II Fund's holding periods with respect to the assets of PAS U.S. Opportunity Fidelity Fund of Funds that Strategic Advisers U.S. Opportunity II Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS U.S. Opportunity Fidelity Fund of Funds (except where investment activities of Strategic Advisers U.S. Opportunity II Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS U.S. Opportunity Fidelity Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers U.S. Opportunity II Fund shares in exchange solely for PAS U.S. Opportunity Fidelity Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers U.S. Opportunity II Fund shares received by a PAS U.S. Opportunity Fidelity Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS U.S. Opportunity Fidelity Fund of Funds shares surrendered by the PAS U.S. Opportunity Fidelity Fund of Funds shareholder in exchange therefor;

(ix) A PAS U.S. Opportunity Fidelity Fund of Funds shareholder's holding period for the Strategic Advisers U.S. Opportunity II Fund shares received by the PAS U.S. Opportunity Fidelity Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS U.S. Opportunity Fidelity Fund of Funds shareholder held PAS U.S. Opportunity Fidelity Fund of Funds shares surrendered in exchange therefor, provided that the PAS U.S. Opportunity Fidelity Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS U.S. Opportunity Fidelity Fund of Fund's taxable year, and PAS U.S. Opportunity Fidelity Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers U.S. Opportunity II Fund as if there had been no Reorganization.

Shareholders of PAS U.S. Opportunity Fidelity Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS U.S. Opportunity Fidelity Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers U.S. Opportunity II Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of Strategic Advisers U.S. Opportunity II Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers U.S. Opportunity II Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers U.S. Opportunity II Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers U.S. Opportunity II Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers U.S. Opportunity II Fund in their current capacities. Robert Vick, who is currently the portfolio manager of Strategic Advisers U.S. Opportunity II Fund and PAS U.S. Opportunity Fidelity Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

PAS U.S. Opportunity Fidelity Fund of Funds will be the accounting survivor to Strategic Advisers U.S. Opportunity II Fund after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS U.S. Opportunity Fidelity Fund of Funds, shown in the following table for the month ended May 31, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS U.S. Opportunity Fidelity Fund of Funds	$ 520,830,191	$ 8.26	63,067,452

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers U.S. Opportunity II Fund shares will be received by shareholders of PAS U.S. Opportunity Fidelity Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers U.S. Opportunity II Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS U.S. Opportunity Fidelity Fund of Funds and that the interests of existing shareholders of PAS U.S. Opportunity Fidelity Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS U.S. Opportunity Fidelity Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS U.S. Opportunity Fidelity Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

THE PROPOSED TRANSACTION

PROPOSAL 7

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN PAS U.S. OPPORTUNITY FUND OF FUNDS AND STRATEGIC ADVISERS U.S. OPPORTUNITY FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 7; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Strategic Advisers U.S. Opportunity Fund acquiring as of the Closing Date all of the assets of PAS U.S. Opportunity Fund of Funds solely in exchange for shares of Strategic Advisers U.S. Opportunity Fund and the assumption by Strategic Advisers U.S. Opportunity Fund of PAS U.S. Opportunity Fund of Funds' liabilities; and (b) the distribution of shares of Strategic Advisers U.S. Opportunity Fund to the shareholders of PAS U.S. Opportunity Fund of Funds as provided for in the Agreement.

The value of PAS U.S. Opportunity Fund of Funds' assets to be acquired by Strategic Advisers U.S. Opportunity Fund and the amount of its liabilities to be assumed by Strategic Advisers U.S. Opportunity Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in PAS U.S. Opportunity Fund of Funds' then-current Prospectus and Statement of Additional Information. The net asset value of a share of Strategic Advisers U.S. Opportunity Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Strategic Advisers U.S. Opportunity Fund will deliver to PAS U.S. Opportunity Fund of Funds, and PAS U.S. Opportunity Fund of Funds will distribute to its shareholders of record, shares of Strategic Advisers U.S. Opportunity Fund so that each PAS U.S. Opportunity Fund of Funds shareholder will receive the number of full and fractional shares of Strategic Advisers U.S. Opportunity Fund equal in value to the aggregate net asset value of shares of PAS U.S. Opportunity Fund of Funds held by such shareholder on the Closing Date; PAS U.S. Opportunity Fund of Funds will be liquidated as soon as practicable thereafter. Each PAS U.S. Opportunity Fund of Funds shareholder's account shall be credited with the respective pro rata number of full and fractional shares of Strategic Advisers U.S. Opportunity Fund due that shareholder.

Accordingly, immediately after the Reorganization, each former PAS U.S. Opportunity Fund of Funds shareholder will own shares of Strategic Advisers U.S. Opportunity Fund equal in value to the aggregate net asset value of that shareholder's shares of PAS U.S. Opportunity Fund of Funds immediately prior to the Reorganization. The net asset value per share of Strategic Advisers U.S. Opportunity Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder's interest.

Any transfer taxes payable upon issuance of shares of Strategic Advisers U.S. Opportunity Fund in a name other than that of the registered holder of the shares on the books of PAS U.S. Opportunity Fund of Funds as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of PAS U.S. Opportunity Fund of Funds is and will continue to be its responsibility up to and including the Closing Date and such later date on which PAS U.S. Opportunity Fund of Funds is liquidated.

For PAS U.S. Opportunity Fund of Funds, pursuant to its all-inclusive management contract, Strategic Advisers will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation.

All of the current investments of PAS U.S. Opportunity Fund of Funds are permissible investments for Strategic Advisers U.S. Opportunity Fund. Any transaction costs associated with portfolio adjustments to Strategic Advisers U.S. Opportunity Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Strategic Advisers U.S. Opportunity Fund that occur after the Closing Date will be borne by Strategic Advisers U.S. Opportunity Fund. The fund may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on PAS U.S. Opportunity Fund of Funds shareholders' interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund's Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives and policies of the funds;

(2) the fees and expenses and the relative expense ratios of the funds;

(3) the potential benefit of the Reorganization to shareholders of the funds;

(4) the costs to be incurred by each fund as a result of the Reorganization;

(5) the tax consequences of the Reorganization; and

(6) the potential benefit of the Reorganization to Strategic Advisers and its affiliates.

Strategic Advisers proposed the Reorganization to each fund's Board at meetings of each Board held on March 4, 2010. In proposing the Reorganization, Strategic Advisers advised the Board of PAS U.S. Opportunity Fund of Funds (the Acquired Fund) that the Reorganization would provide the fund's shareholders an opportunity to invest in a fund with expanded investment capabilities.

The Board of the Acquired Fund considered that the Reorganization may benefit shareholders by resulting in a fund that has the ability to hire sub-advisers, including institutional investment managers, and has access to investment styles that currently may not be available to the Acquired Fund through underlying mutual funds.

In recommending the Reorganization, Strategic Advisers advised each Board that when the Acquired Fund originally launched, Strategic Advisers agreed to pay the fund's direct expenses pursuant to the fund's all-inclusive management fee and the waiver and expense reimbursement contracts because Strategic Advisers originally did not intend for the fund to comprise a large portion of PAS program assets. As the Acquired Fund and the other PAS Funds of Funds have become a source of consistent and efficient diversification within the PAS program, Strategic Advisers has expanded its use of the funds and believes it is now appropriate for each fund to bear its normal operating expenses, with certain exceptions.

Strategic Advisers also advised each Board that the Reorganization has the potential to decrease the Acquired Fund's expenses, in the long term, if the Acquired Fund were to allocate assets to sub-advisers and through potential breakpoints in the subadvisers' pricing. Strategic Advisers, however, advised the Board that it does not currently plan to hire sub-advisers to manage assets of the fund. Accordingly, the Board considered that Strategic Advisers U.S. Opportunity Fund's expenses are higher than the Acquired Fund's expenses.

Each fund's Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Strategic Advisers U.S. Opportunity Fund is a fund of Fidelity Rutland Square Trust II (Rutland II). The Trustees of Rutland II are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Strategic Advisers U.S. Opportunity Fund represents an equal proportionate interest with each other share of the fund, and each such share of Strategic Advisers U.S. Opportunity Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Strategic Advisers U.S. Opportunity Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns. Shares of Strategic Advisers U.S. Opportunity Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the "Description of the Trust - Shareholder Liability" section of the fund's Statement of Additional Information, which is incorporated herein by reference.

Rutland II does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.

For more information about voting rights and dividend rights, please refer to the "Description of the Trust - Voting Rights" and the "Distributions and Taxes" sections, respectively, of Strategic Advisers U.S. Opportunity Fund's Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights, please refer to the "Additional Information about the Purchase and Sale of Shares" section of Strategic Advisers U.S. Opportunity Fund's Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of PAS U.S. Opportunity Fund of Funds' assets for Strategic Advisers U.S. Opportunity Fund's shares and the assumption of the liabilities of PAS U.S. Opportunity Fund of Funds by Strategic Advisers U.S. Opportunity Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. As a condition to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to PAS U.S. Opportunity Fund of Funds and Strategic Advisers U.S. Opportunity Fund, substantially to the effect that:

(i) The acquisition by Strategic Advisers U.S. Opportunity Fund of all of the assets of PAS U.S. Opportunity Fund of Funds in exchange solely for Strategic Advisers U.S. Opportunity Fund shares and the assumption by Strategic Advisers U.S. Opportunity Fund of all liabilities of PAS U.S. Opportunity Fund of Funds followed by the distribution of Strategic Advisers U.S. Opportunity Fund shares to the PAS U.S. Opportunity Fund of Funds shareholders in exchange for their PAS U.S. Opportunity Fund of Funds shares in complete liquidation and termination of PAS U.S. Opportunity Fund of Funds will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

(ii) PAS U.S. Opportunity Fund of Funds will recognize no gain or loss upon the transfer of all of its assets to Strategic Advisers U.S. Opportunity Fund in exchange solely for Strategic Advisers U.S. Opportunity Fund shares and the assumption by Strategic Advisers U.S. Opportunity Fund of all liabilities of PAS U.S. Opportunity Fund of Funds;

(iii) PAS U.S. Opportunity Fund of Funds will recognize no gain or loss upon the distribution to its shareholders of the Strategic Advisers U.S. Opportunity Fund shares received by PAS U.S. Opportunity Fund of Funds in the Reorganization;

(iv) Strategic Advisers U.S. Opportunity Fund will recognize no gain or loss upon the receipt of the assets of PAS U.S. Opportunity Fund of Funds in exchange solely for Strategic Advisers U.S. Opportunity Fund shares and the assumption of all liabilities of PAS U.S. Opportunity Fund of Funds;

(v) The adjusted basis to Strategic Advisers U.S. Opportunity Fund of the assets of PAS U.S. Opportunity Fund of Funds received by Strategic Advisers U.S. Opportunity Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of PAS U.S. Opportunity Fund of Funds immediately before the exchange;

(vi) Strategic Advisers U.S. Opportunity Fund's holding periods with respect to the assets of PAS U.S. Opportunity Fund of Funds that Strategic Advisers U.S. Opportunity Fund acquires in the Reorganization will include the respective periods for which those assets were held by PAS U.S. Opportunity Fund of Funds (except where investment activities of Strategic Advisers U.S. Opportunity Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The PAS U.S. Opportunity Fund of Funds shareholders will recognize no gain or loss upon receiving Strategic Advisers U.S. Opportunity Fund shares in exchange solely for PAS U.S. Opportunity Fund of Funds shares;

(viii) The aggregate basis of the Strategic Advisers U.S. Opportunity Fund shares received by a PAS U.S. Opportunity Fund of Funds shareholder in the Reorganization will be the same as the aggregate basis of the PAS U.S. Opportunity Fund of Funds shares surrendered by the PAS U.S. Opportunity Fund of Funds shareholder in exchange therefor;

(ix) A PAS U.S. Opportunity Fund of Funds shareholder's holding period for the Strategic Advisers U.S. Opportunity Fund shares received by the PAS U.S. Opportunity Fund of Funds shareholder in the Reorganization will include the holding period during which the PAS U.S. Opportunity Fund of Funds shareholder held PAS U.S. Opportunity Fund of Funds shares surrendered in exchange therefor, provided that the PAS U.S. Opportunity Fund of Funds shareholder held such shares as a capital asset on the date of the Reorganization; and

(x) The Reorganization will not result in the termination of PAS U.S. Opportunity Fund of Fund's taxable year, and PAS U.S. Opportunity Fund of Funds' tax attributes enumerated in Section 381(c) of the Code will be taken into account by Strategic Advisers U.S. Opportunity Fund as if there had been no Reorganization.

Shareholders of PAS U.S. Opportunity Fund of Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

PAS U.S. Opportunity Fund of Funds is a diversified fund of Fidelity Rutland Square Trust, an open-end management investment company organized as a Delaware statutory trust on June 26, 2003. Strategic Advisers U.S. Opportunity Fund is a diversified fund of Fidelity Rutland Square Trust II, an open-end management investment company organized as a Delaware statutory trust on March 8, 2006. The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of Delaware statutory trusts, governed by substantially similar Trust Instruments, the rights of the security holders of PAS U.S. Opportunity Fund of Funds under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the "Description of the Trust" section of the funds' Statements of Additional Information, which are incorporated herein by reference.

Operations of Strategic Advisers U.S. Opportunity Fund Following the Reorganization

Strategic Advisers does not expect Strategic Advisers U.S. Opportunity Fund to revise its investment policies as a result of the Reorganization. In addition, Strategic Advisers does not anticipate significant changes to Strategic Advisers U.S. Opportunity Fund's management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Strategic Advisers U.S. Opportunity Fund in their current capacities. Robert Vick, who is currently the portfolio manager of Strategic Advisers U.S. Opportunity Fund and PAS U.S. Opportunity Fund of Funds, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

PAS U.S. Opportunity Fund of Funds will be the accounting survivor to Strategic Advisers U.S. Opportunity Fund after the Closing Date of the Reorganization. Accordingly, the pro forma capitalization of the combined fund will be identical to the capitalization of PAS U.S. Opportunity Fund of Funds, shown in the following table for the month ended May 31, 2010.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
PAS U.S. Opportunity Fund of Funds	$ 1,302,065,062	$ 8.42	154,566,198

The table is for information purposes only. No assurance can be given as to how many Strategic Advisers U.S. Opportunity Fund shares will be received by shareholders of PAS U.S. Opportunity Fund of Funds on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Strategic Advisers U.S. Opportunity Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Rutland Square Trust at a meeting held on March 4, 2010. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of PAS U.S. Opportunity Fund of Funds and that the interests of existing shareholders of PAS U.S. Opportunity Fund of Funds would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, PAS U.S. Opportunity Fund of Funds will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Rutland Square Trust will consider other proposals for the reorganization of the fund.

The Board of Trustees of PAS U.S. Opportunity Fund of Funds recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

The Acquiring Funds are newly created funds and do not have any historical financial highlights. If the Reorganizations are approved, each combined fund will assume the financial highlights record of the applicable Acquired Fund.

Each Acquired Fund's financial highlights for the fiscal year ended February 28, 2010, which are included in each fund's Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.

The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts' Boards of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about June 21, 2010. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. may be paid on a per-call basis to solicit shareholders by telephone on behalf of each Acquired Fund. Each Acquired Fund may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of each Acquired Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for D.F. King & Co., Inc. to call and solicit votes	Estimated aggregate cost for D.F. King & Co., Inc. to receive votes over the phone
PAS Core Income Fund of Funds	$ 1,430	$ 285
PAS Income Opportunities Fund of Funds	$ 1,430	$ 285
PAS International Fidelity Fund of Funds	$ 1,430	$ 285
PAS International Fund of Funds	$ 1,430	$ 285
PAS Small-Mid Cap Fund of Funds	$ 1,430	$ 285
PAS U.S. Opportunity Fidelity Fund of Funds	$ 1,430	$ 285
PAS U.S. Opportunity Fund of Funds	$ 1,430	$ 285

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For each Acquired Fund, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be borne by Strategic Advisers. Strategic Advisers will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated among the funds based on the number of shareholder accounts in each fund.

Only one copy of this Proxy Statement may be mailed to households, even if more than one person in a household is a fund shareholder of record. If you need additional copies of this Proxy Statement, please contact Fidelity at 1-800-544-3455. If you do not want the mailing of this Proxy Statement to be combined with those for other members of your household or do not want to receive multiple copies of future proxy statements, contact Fidelity in writing at P.O. Box 770001, Cincinnati, Ohio 45277-0002.

Record Date; Quorum; and Method of Tabulation

Shareholders of record at the close of business on June 21, 2010 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, by the trust's receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.).

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.

Strategic Advisers has advised the trust that certain shares are registered to Strategic Advisers or a Strategic Advisers affiliate. To the extent that Strategic Advisers or a Strategic Advisers affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of April 30, 2010, shares of each Acquired Fund issued and outstanding were as follows:

Name of Fund	Number of Shares
PAS Core Income Fund of Funds	279,461,666
PAS Income Opportunities Fund of Funds	86,721,956
PAS International Fidelity Fund of Funds	124,137,217
PAS International Fund of Funds	662,458,308
PAS Small-Mid Cap Fund of Funds	150,952,145
PAS U.S. Opportunity Fidelity Fund of Funds	63,572,241
PAS U.S. Opportunity Fund of Funds	132,683,949

The Acquiring Funds are newly created funds and will not issue shares until after the Closing Date of the Reorganizations.

As of April 30, 2010, the Trustees, Member of the Advisory Board, and officers of each Acquired Fund owned, in the aggregate, less than 1% of each Acquired Fund's total outstanding shares.

To the knowledge of each trust and each Acquired Fund, no shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date.

Required Vote

Approval of each Reorganization requires the affirmative vote of a "majority of the outstanding voting securities" of the specific Acquired Fund involved in that Reorganization. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

Other Business

The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of each Acquiring Fund's shares have been passed upon by Dechert LLP, counsel to Fidelity Rutland Square Trust II.

Experts

The audited financial statements of each Acquired Fund are incorporated by reference into the Statement of Additional Information and have been examined by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ended February 28, 2010.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Rutland Square Trust, in care of Fidelity Investments Institutional Operations Company, Inc., 100 Salem St., Smithfield, RI, 02197, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

EXHIBIT 1

Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of June 21, 2010, by and between Fidelity Rutland Square Trust, a Delaware statutory trust, on behalf of its series [__] (the Acquired Fund), and Fidelity Rutland Square Trust II, a Delaware statutory trust, on behalf of its series [__] (the Acquiring Fund). Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II may be referred to herein collectively as the "Trusts" or each individually as a "Trust." The Trusts are duly organized statutory trusts under the laws of the State of Delaware with their principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the "Funds" or each individually as the "Fund."

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the "Reorganization."

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Acquired Fund Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated April 30, 2010, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Trust Instrument or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at February 28, 2010, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2010 and those incurred in the ordinary course of the Acquired Fund's business as an investment company since February 28, 2010;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Acquiring Fund Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund is a regulated investment company as defined in Section 851 of the Code;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Delaware law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund's portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to shareholder approval.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

Prior to the Closing Date, the Acquiring Fund will have carried on no business activity and will have had no assets or liabilities other than the payment received with respect to the issuance of the initial Acquiring Fund shares;

(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated June 1, 2010, as supplemented, previously furnished to the Acquired Fund did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Trust Instrument or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) Reserved;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2010 and those incurred in the ordinary course of the Acquiring Fund's business as an investment company since February 28, 2010;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(i) At the time of the Reorganization, the Acquiring Fund will be a regulated investment company as defined in Section 851 of the Code;

(j) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Fund's Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(k) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(l) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(m) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(n) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders' shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund's Amended and Restated Trust Instrument. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on the Acquiring Fund's share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder's account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund's share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund's books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares shall be computed in the manner set forth in the then-current Acquiring Fund Prospectus and Statement of Additional Information, and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquired Fund Prospectus and Statement of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) Pursuant to the Acquired Fund's management contract with Strategic Advisers, Inc. (Strategic Advisers), Strategic Advisers will pay all fees and expenses, including legal, accounting, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), or other similar expenses incurred in connection with the transactions contemplated by this Agreement (but not including costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund, unless paid by Strategic pursuant to an arrangement with the Acquiring Fund.

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on [__], or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Trust Instrument, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That the Acquired Fund furnishes to the Acquiring Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquired Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That the Acquired Fund furnishes the Acquiring Fund with copies of the resolutions, certified by an authorized officer of the Acquired Fund Trust, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That the Acquired Fund shall deliver to the Acquiring Fund at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on the Acquired Fund's behalf by its Treasurer or Assistant Treasurer;

(d) That the Acquired Fund's custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian's knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(e) That the Acquired Fund's transfer agent shall deliver to the Acquiring Fund at the Closing a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;

(f) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(g) That the Acquired Fund delivers to the Acquiring Fund a certificate of an authorized officer of the Acquired Fund Trust, dated as of the Closing Date, that there has been no material adverse change in the Acquired Fund's financial position since February 28, 2010, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(h) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That the Acquiring Fund furnishes to the Acquired Fund a statement, dated as of the Closing Date, signed by an authorized officer of the Acquiring Fund Trust, certifying that as of the Valuation Time and the Closing Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund's Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, which term as used herein shall include the District of Columbia and Puerto Rico, and including "no action" positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund's holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder's holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

(x) The Reorganization will not result in the termination of the Acquired Fund's taxable year, and the Acquired Fund's tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund as if there had been no Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Trust Instrument in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the State of Delaware.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund's Amended and Restated Trust Instrument is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

[SIGNATURE LINES OMITTED]

Fidelity, PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds, PAS International Fund of Funds, PAS Small Cap Fund of Funds, PAS, PAS U.S. Opportunity Fidelity Fund of Funds, PAS U.S. Opportunity Fund of Funds, and Strategic Advisers are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

PASN14-PXS-0610	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	1.913179.100

Fund/Ticker

Strategic Advisers® Core Income Fund (formerly PAS Core Income Fund of Funds®)/FPCIX

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Prospectus

June 5, 2010

Contents

Fund Summary	<Click Here>
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information about the Index

Prospectus

Fund Summary

Fund:
Strategic Advisers® Core Income Fund

Investment Objective

The fund seeks a high level of current income.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.03%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.61%
Total annual fund operating expensesB	0.89%
Fee waiverC	0.25%
Total annual fund operating expenses after fee waiver	0.64%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table, except that the example reflects the effect of Strategic Advisers, Inc.'s (Strategic Advisers) fee waiver agreement only for the periods through September 30, 2013. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 65
3 years	$ 205
5 years	$ 406
10 years	$ 1,014

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time.

When determining how to allocate the fund's assets among sub-advisers and underlying funds, Strategic Advisers considers a variety of factors and may use the following investment strategies:

  Normally investing primarily in investment-grade debt securities (those of medium and high quality) either directly through sub-advisers or indirectly through shares of other fixed-income funds that invest primarily in investment-grade debt securities.
  Investing up to 30% of the fund's assets in high yield or emerging market debt securities, either directly through sub-advisers or indirectly through shares of other fixed-income funds that invest in high yield or emerging market debt securities.

Prospectus

  Investing in a combination of affiliated fixed-income funds (i.e., Fidelity funds) and non-affiliated fixed-income funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Barclays Capital U.S. Aggregate Bond Index.
  Normally allocating assets among underlying funds and sub-advisers to attempt to diversify the fund's portfolio in terms of different market sectors and maturities.
  Investing in underlying funds that engage in transactions that may have a leveraging effect on the fund, including derivatives.
  Using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds.
  Considering factors including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund, and performance patterns in different market conditions to select sub-advisers.

In addition, a sub-adviser may use the following investment strategies:

  Normally investing primarily in investment-grade debt securities (those of medium and high quality).
  Investing in high yield or emerging market debt securities.
  Analyzing the credit quality of an issuer, the issuer's potential for success, the credit, currency and economic risks of the security and its issuer, security specific features, current and potential future valuation and trading opportunities.
  Investing in domestic and foreign issuers.
  Using both quantitative and fundamental analysis to select investments.
  Engaging in transactions that may have a leveraging effect on the fund, including derivatives.

Principal Investment Risks

  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers or a sub-adviser may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.
  Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Prospectus

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009
	-2.89%	17.74%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.14%	September 30, 2009
Lowest Quarter Return	-2.56%	September 30, 2008
Year-to-Date Return	2.97%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2009	Past 1 year	Life of fundA
Strategic Advisers Core Income Fund
Return Before Taxes	17.74%	6.95%
Return After Taxes on Distributions	15.41%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	11.42%	4.55%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	6.28%

A From September 27, 2007.

Investment Advisers

Strategic Advisers is the fund's manager. Strategic Advisers has retained Fidelity Investments Money Management, Inc. (FIMM) to serve as a sub-adviser for the fund. FIMM has retained FMR Co., Inc. (FMRC) to serve as a sub-adviser for the fund.

Prospectus

Fund Summary - continued

Portfolio Manager(s)

Gregory Pappas (portfolio manager) has managed the fund since September 2007.

Purchase and Sale of Shares

The fund is not available for sale to the general public.

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, Fidelity Management & Research Company (FMR), Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks a high level of current income.

Principal Investment Strategies

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in investment-grade debt securities (those of medium and high quality), either directly through sub-advisers or indirectly through shares of other fixed-income funds that invest in investment-grade debt securities. Strategic Advisers may invest up to 30% of the fund's assets in high yield or emerging market debt securities, either directly through sub-advisers or indirectly through shares of other fixed-income funds that invest in high yield or emerging market debt securities. Strategic Advisers generally identifies fixed-income funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally allocates assets among underlying funds and sub-advisers according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Barclays Capital U.S. Aggregate Bond Index, a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more, designed to represent the performance of the U.S. investment-grade fixed-rate bond market. Strategic Advisers allocates assets among underlying funds and sub-advisers to achieve similar overall interest rate risk to the Index.

Strategic Advisers allocates assets among underlying funds and sub-advisers to attempt to diversify the fund's portfolio among different market sectors (for example, corporate, asset-backed or government securities) and maturities based on its view of the relative value of each sector or maturity.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund may invest in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Prospectus

Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.

Strategic Advisers may invest in underlying funds that in turn may engage in transactions that have a leveraging effect on the fund, including investments in derivatives and forward-settling securities.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments.

While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

Each sub-adviser normally invests its portion of the fund's assets primarily in investment-grade debt securities (those of medium and high quality).

A sub-adviser may invest its portion of the fund's assets in high yield or emerging market debt securities.

To select investments, a sub-adviser may analyze the credit quality of an issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities. In managing the fund's exposure to various risks, including interest rate risk, a sub-adviser may consider, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

A sub-adviser may invest its portion of the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. In selecting foreign securities, a sub-adviser's analysis may also consider the credit, currency, and economic risks associated with the security and the country of its issuer. A sub-adviser may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.

A sub-adviser may use both quantitative and fundamental analysis to select investments.

A sub-adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities. A sub-adviser may invest a significant portion of the fund's assets in these types of investments.

Prospectus

Fund Basics - continued

As an alternative to holding foreign securities directly, a sub-adviser may invest its portion of the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks).

To earn additional income for the fund, a sub-adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to buy (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

A sub-adviser may also buy and sell ETFs.

If the fund's strategies do not work as intended, the fund may not achieve its investment objective.

Description of Principal Security Types

In addition to investing in underlying funds, the fund may invest directly in the following security types:

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that Strategic Advisers or a sub-adviser believes have debt-like characteristics, including hybrids and synthetic securities.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security or index) and credit default swaps (buying or selling credit default protection).

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying funds and securities in which it invests and on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of underlying funds and securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that underlying fund or issuer. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Prospectus

If Strategic Advisers' or a sub-adviser's investment strategies do not work as intended, the fund may not achieve its objective. The portfolio managers' evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may underperform.

The following factors can significantly affect the fund's performance:

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, and in certain cases further limit investments to the extent a fund's shares are already held by Strategic Advisers or its affiliates. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Fund Basics - continued

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Prospectus

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed an underlying fund's original investment. Many derivatives will give rise to a form of leverage. As a result, a fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

The fund's use of derivatives may not be successful, resulting in losses to the fund, and the cost of hedging may reduce the fund's returns. Derivatives also expose the fund to the credit risk of the derivative counterparty. In addition, the fund may use derivatives for non-hedging purposes which increases the fund's potential for loss.

Investing in ETFs. ETFs are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid.

In response to market, economic, political, or other conditions, Strategic Advisers or a sub-adviser, if any, may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers or a sub-adviser does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks a high level of current income.

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The assets of the fund include shares of the underlying funds, which (other than ETFs) are valued at their respective NAVs. The fund's other assets include securities that are valued primarily on the basis of market quotations or official closing prices. The ETFs in which the fund invests are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If an underlying fund's (other than an ETF's) NAV is unavailable, shares of such fund may be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. Fair value pricing may be used for high yield debt and floating rate loans, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. The valuation of an underlying fund or a security may differ depending on the method used for determining value.

Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets presents time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair valuation of the fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

Shares of the fund can be purchased only through certain discretionary investment programs offered by Strategic Advisers. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 for more information. Strategic Advisers charges fees for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchases and sales by Strategic Advisers (fund shares may be bought only pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Provided that the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of the fund is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

Shareholder Information - continued

When you terminate your relationship with Strategic Advisers, your shares may be sold at the NAV next calculated, in which case Strategic Advisers would send the proceeds to you.

Provided that the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash if Strategic Advisers determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in April and December.

Distribution Options

Dividends and capital gain distributions may be reinvested in additional shares of the fund or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If Strategic Advisers buys shares on your behalf when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Prospectus

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund employs a multi-manager and a fund of funds investment structure. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds.

Strategic Advisers is the fund's manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2009, Strategic Advisers had approximately $191.9 billion in discretionary assets under management.

As the manager, Strategic Advisers has overall responsibility for allocating the fund's assets among sub-advisers and underlying funds and for handling the fund's business affairs.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained FIMM to serve as a sub-adviser for the fund. However, FIMM has not currently been allocated a portion of the fund's assets and, therefore, FIMM does not currently provide investment advisory services for the fund.

FIMM is an affiliate of Strategic Advisers. As of December 31, 2009, FIMM had approximately $639.1 billion in discretionary assets under management.

Affiliates assist FIMM with certain domestic and foreign investments:

  FMRC, an affiliate of Strategic Advisers, has been retained by FIMM to serve as a sub-adviser for the fund. As of December 31, 2009, FMRC had approximately $582.3 billion in discretionary assets under management. FMRC may provide investment advisory services for the fund.
  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7DY, United Kingdom, has been retained to serve as a sub-adviser for the fund. As of December 31, 2009, FMR U.K. had approximately $11.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Prospectus

  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, has been retained to serve as a sub-adviser for the fund. As of December 31, 2009, FMR H.K. had approximately $1.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo 105-0001, Japan, has been retained to serve as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  FIL Investment Advisors (FIIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, has been retained to serve as a sub-adviser for the fund. As of June 30, 2009, FIIA had approximately $12.8 billion in discretionary assets under management. For the fund, FIIA may provide investment research and advice on issuers based outside the United States.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, has been retained to serve as a sub-adviser for the fund. As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management. For the fund, FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States.

Gregory Pappas has managed the fund since September 2007. Since joining Fidelity Investments in 1990, Mr. Pappas has worked as a senior fund analyst, fixed income strategist, and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

Prospectus

Fund Services - continued

The fund's management fee is calculated by adding the annual management fee rate of 0.25% of the average daily net assets of the fund throughout the month plus the total fees, payable monthly, to the fund's sub-advisers, if any, based upon each sub-adviser's respective allocated portion of the fund's assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future. The fund's maximum aggregate annual management fee will not exceed 0.60% of the fund's average daily net assets.

In return for FIMM's services, Strategic Advisers (and not the fund) will pay FIMM a fee based upon FIMM's respective allocated portion of the fund's assets. In the event Strategic Advisers retains one or more additional sub-advisers, Strategic Advisers (and not the fund) will pay each of the fund's sub-advisers a fee based upon the sub-adviser's respective allocated portion of the fund's assets. FIMM will pay FMRC, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FMRC will pay FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services. FIMM will pay FIIA for providing sub-advisory services, and FIIA in turn will pay FIIA(U.K.)L.

Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund through September 30, 2013. The waiver will decrease the fund's expenses and improve its performance.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund will be included in the fund's semi-annual report for the fiscal period ended August 31, 2010, when available.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

Affiliates of Strategic Advisers may receive servicing or distribution fees with respect to underlying funds that participate in Fidelity's FundsNetwork.

If payments made by Strategic Advisers to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the financial history of the fund's shares for the period of the fund's operations. Certain information reflects financial results for a single share of the fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended February 28,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.488	.509	.207
Net realized and unrealized gain (loss)	1.326	(.950)	.132
Total from investment operations	1.814	(.441)	.339
Distributions from net investment income	(.504)	(.499)	(.222) H
Distributions from net realized gain	(.030)	(.130)	(.027) H
Total distributions	(.534)	(.629)	(.249)
Net asset value, end of period	$ 10.30	$ 9.02	$ 10.09
Total Return B, C	20.54%	(4.41)%	3.42%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.26%	.25% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	4.93%	5.35%	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,647,194	$ 728,293	$ 746,712
Portfolio turnover rate E	10%	38%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H The amount shown reflects certain reclassifications related to book to tax differences.

Prospectus

Additional Information about the Index

Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-3455. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-21991

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Strategic Advisers, PAS Core Income Fund of Funds, and FundsNetwork are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.912895.100 SSC-pro-0610

Fund/Ticker

Strategic Advisers® Income Opportunities Fund (formerly PAS Income Opportunities Fund of Funds®)/FPIOX

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Prospectus

June 5, 2010

Contents

Fund Summary	<Click Here>
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information about the Index

Prospectus

Fund Summary

Fund:
Strategic Advisers® Income Opportunities Fund

Investment Objective

The fund seeks a high level of current income. The fund may also seek capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.04%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.89%
Total annual fund operating expensesB	1.18%
Fee WaiverC	0.25%
Total annual fund operating expenses after fee waiver	0.93%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table, except that the example reflects the effect of Strategic Advisers, Inc.'s (Strategic Advisers) fee waiver agreement only for the periods through September 30, 2013. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 95
3 years	$ 296
5 years	$ 564
10 years	$ 1,353

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds, but it may incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among underlying funds.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers considers a variety of factors and may use the following investment strategies:

  Normally investing primarily in shares of high yield funds that invest in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Normally investing in a combination of affiliated high yield funds (i.e., Fidelity funds) and non-affiliated high yield funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Normally allocating assets among underlying funds to achieve portfolio characteristics similar to those of The BofA Merrill Lynch® US High Yield Constrained IndexSM.

Prospectus

  Investing in underlying funds that invest in non-income producing securities, including defaulted securities and common stocks.
  Investing in underlying funds that engage in transactions that may have a leveraging effect on the fund, including derivatives.
  Investing in underlying funds that invest in companies in troubled or uncertain financial condition.
  Investing in underlying funds that invest in domestic and foreign issuers.
  Using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds.

Principal Investment Risks

  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Prospectus

Fund Summary - continued

  Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index has characteristics relevant to the fund's investment strategies. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Prospectus

Year-by-Year Returns

Calendar Years	2008	2009
	-27.56%	53.83%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.39%	June 30, 2009
Lowest Quarter Return	-19.51%	December 31, 2008
Year-to-Date Return	4.70%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2009	Past 1 year	Life of fundA
Strategic Advisers Income Opportunities Fund
Return Before Taxes	53.83%	4.43%
Return After Taxes on Distributions	49.47%	1.51%
Return After Taxes on Distributions and Sale of Fund Shares	34.51%	1.97%
The BofA Merrill Lynch US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	58.10%	6.65%

A From September 27, 2007.

Investment Adviser

Strategic Advisers is the fund's manager.

Portfolio Manager(s)

Gregory Pappas (portfolio manager) has managed the fund since September 2007.

Prospectus

Fund Summary - continued

Purchase and Sale of Shares

The fund is not available for sale to the general public.

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, Fidelity Management & Research Company (FMR), Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks a high level of current income. The fund may also seek capital appreciation.

Principal Investment Strategies

The fund employs a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among underlying funds. Strategic Advisers may allocate the fund's assets among any number of underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in shares of other high yield funds that invest primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Strategic Advisers generally identifies high yield funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the BofA Merrill Lynch US High Yield Constrained Index, a modified market-capitalization-weighted index of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.

Strategic Advisers may invest in underlying funds that in turn may invest in non-income producing securities, including defaulted securities and common stocks.

Strategic Advisers may invest in underlying funds that in turn may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

In buying and selling underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction and maintains and adjusts allocations to underlying funds as necessary to attempt to control overall risk and pursue appropriate returns.

The fund normally invests in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Prospectus

Fund Basics - continued

The fund currently intends to invest primarily in registered open-end investment companies and ETFs and not in closed-end funds or unregistered funds.

If the fund's strategies do not work as intended, the fund may not achieve its investment objective.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying funds in which it invests. The ability of the fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those funds to meet their investment objectives. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

If Strategic Advisers' investment strategies do not work as intended, the fund may not achieve its objective. The portfolio managers' evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may underperform.

The following factors can significantly affect the fund's performance:

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, and in certain cases further limit investments to the extent a fund's shares are already held by Strategic Advisers or its affiliates. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Prospectus

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Prospectus

Fund Basics - continued

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Leverage Risk. Derivatives and forward-settling securities involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities also involve the risk that a security will not be issued, delivered, or paid for when anticipated.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed an underlying fund's original investment. Many derivatives will give rise to a form of leverage. As a result, a fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the fund, and the cost of hedging may reduce the fund's returns. Derivatives also expose the fund to the credit risk of the derivative counterparty. In addition, the fund may use derivatives for non-hedging purposes which increases the fund's potential for loss.

Prospectus

Investing in ETFs. ETFs are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks a high level of current income. The fund may also seek capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The assets of the fund include shares of the underlying funds, which (other than ETFs) are valued at their respective NAVs. The fund's other assets may include securities that are valued primarily on the basis of market quotations or official closing prices. The ETFs in which the fund invests are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If an underlying fund's (other than an ETF's) NAV is unavailable, shares of such fund may be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. Fair value pricing may be used for high yield debt and floating rate loans, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. The valuation of an underlying fund or a security may differ depending on the method used for determining value.

Prospectus

Fund Basics - continued

Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair valuation of the fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

Shares of the fund can be purchased only through certain discretionary investment programs offered by Strategic Advisers. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 for more information. Strategic Advisers charges fees for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchases and sales by Strategic Advisers (fund shares may be bought only pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Provided that the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a predetermined allocation, and receive that day's NAV.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of the fund is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

Shareholder Information - continued

When you terminate your relationship with Strategic Advisers, your shares may be sold at the NAV next calculated, in which case Strategic Advisers would send the proceeds to you.

Provided that the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash if Strategic Advisers determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in April and December.

Distribution Options

Dividends and capital gain distributions may be reinvested in additional shares of the fund or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If Strategic Advisers buys shares on your behalf when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Prospectus

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is the fund's manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2009, Strategic Advisers had approximately $191.9 in discretionary assets under management.

As the manager, Strategic Advisers has overall responsibility for allocating the fund's assets among underlying funds and for handling the fund's business affairs.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment. Strategic Advisers has not currently retained any sub-advisers to manage a portion of the fund's assets.

Gregory Pappas is manager of the fund, which he has managed since September 2007. Since joining Fidelity Investments in 1990, Mr. Pappas has worked as a senior fund analyst, fixed income strategist, and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

The fund's management fee is calculated by adding the annual management fee rate of 0.25% of the average daily net assets of the fund throughout the month plus the total fees, payable monthly, to the fund's sub-advisers, if any, based upon each sub-adviser's respective allocated portion of the fund's assets. Because the fund's management fee rate may fluctuate, a fund's management fee may be higher or lower in the future. The fund's maximum aggregate annual management fee will not exceed 0.75% of the fund's average daily net assets.

Prospectus

In the event Strategic Advisers retains one or more sub-advisers, Strategic Advisers (and not the fund) will pay each of the fund's sub-advisers a fee based upon the sub-adviser's respective allocated portion of the fund's assets.

Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund through September 30, 2013. The waiver will decrease the fund's expenses and improve its performance.

The basis for the Board of Trustees approving the management contract for the fund will be included in the fund's semi-annual report for the fiscal period ending August 31, 2010, when available.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

Affiliates of Strategic Advisers may receive servicing or distribution fees with respect to underlying funds that participate in Fidelity's FundsNetwork.

If payments made by Strategic Advisers to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the financial history of the fund's shares for the period of the fund's operations. Certain information reflects financial results for a single share of the fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended February 28,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.52	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.648	.660	.302
Net realized and unrealized gain (loss)	2.684	(2.753)	(.728)
Total from investment operations	3.332	(2.093)	(.426)
Distributions from net investment income	(.652)	(.657)	(.304)
Distributions from net realized gain	(.010)	-	-
Total distributions	(.662)	(.657)	(.304)
Net asset value, end of period	$ 9.19	$ 6.52	$ 9.27
Total Return B,C	52.61%	(23.54)%	(4.34)%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.26%	.25% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	7.88%	8.31%	7.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 768,753	$ 481,952	$ 387,233
Portfolio turnover rate E	32%	6%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

Prospectus

Appendix - continued

Additional Information about the Index

The BofA Merrill Lynch US High Yield Constrained Index is a modified market capitalization-weighted index of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment grade rated country of risk. In addition, qualifying securities must have at least one year remaining to final maturity, a fixed coupon schedule and at least $100 million in outstanding face value. Defaulted securities are excluded. The index contains all securities of The BofA Merrill Lynch US High Yield Index but caps issuer exposure at 2%.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-3455. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-21991

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Strategic Advisers, PAS Income Opportunities Fund of Funds, and FundsNetwork are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.912887.100 SRQ-pro-0610

Fund/Ticker

Strategic Advisers® International II Fund (formerly PAS International Fidelity Fund of Funds®)/FUSIX

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Prospectus

June 5, 2010

Contents

Fund Summary	<Click Here>
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information about the Index

Prospectus

Fund Summary

Fund:
Strategic Advisers® International II Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management feeA	0.29%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.08%
Acquired fund fees and expenses (fees and expenses of underlying funds)A	0.85%
Total annual fund operating expensesB	1.22%
Fee waiverC	0.25%
Total annual fund operating expenses after fee waiver	0.97%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table, except that the example reflects the effect of Strategic Advisers, Inc.'s (Strategic Advisers) fee waiver agreement only for the periods through September 30, 2013. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 99
3 years	$ 309
5 years	$ 585
10 years	$ 1,399

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time.

When determining how to allocate the fund's assets among sub-advisers and underlying funds, Strategic Advisers considers a variety of factors and may use the following investment strategies:

  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets, either directly through sub-advisers or indirectly through shares of underlying Fidelity international funds that invest primarily in non-U.S. equity securities (underlying funds).
  Normally allocating assets among underlying funds and sub-advisers to attempt to diversify the fund's portfolio in terms of market capitalization, investment style, and geographic region.

Prospectus

  Using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds. Considering factors including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market conditions to select sub-advisers.

In addition, a sub-adviser may use the following investment strategies:

  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Normally allocating investments across different countries and regions.
  Using both quantitative and fundamental analysis to select investments.

Principal Investment Risks

  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers or a sub-adviser may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

Prospectus

Fund Summary - continued

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009
	-45.29%	30.98%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.15%	June 30, 2009
Lowest Quarter Return	-21.51%	December 31, 2008
Year-to-Date Return	1.12%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2009	Past 1 year	Life of fundA
Strategic Advisers International II Fund
Return Before Taxes	30.98%	-7.30%
Return After Taxes on Distributions	30.54%	-8.03%
Return After Taxes on Distributions and Sale of Fund Shares	20.52%	-6.21%
MSCI® EAFE® Index (reflects no deduction for fees or expenses)	31.93%	-6.65%

A From March 8, 2007.

Investment Advisers

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager. Strategic Advisers has retained Pyramis Global Advisors LLC (Pyramis) to serve as a sub-adviser for the fund.

Portfolio Manager(s)

Wilfred Chilangwa (portfolio manager) has managed the fund since March 2007.

Purchase and Sale of Shares

The fund is not available for sale to the general public.

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks capital appreciation.

Principal Investment Strategies

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets either directly through sub-advisers or indirectly through shares of underlying Fidelity international funds that invest primarily in equity securities.

Strategic Advisers normally allocates assets among underlying Fidelity funds or sub-advisers to attempt to diversify the fund's portfolio in terms of market capitalization, investment style, and geographich region. Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Strategic Advisers intends to actively manage the fund's holdings of underlying Fidelity funds. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in Fidelity international funds created in the future, as determined from time to time by Strategic Advisers. For current information on fund holdings, please call 1-800-544-3455 or visit www.fidelity.com. For information on the underlying Fidelity funds, see the underlying Fidelity funds' prospectuses. A copy of any underlying Fidelity fund's prospectus is available at www.advisor.fidelity.com or www.fidelity.com.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments.

While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

Each sub-adviser normally invests its portion of the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets.

Prospectus

Each sub-adviser normally invests its portion of the fund's assets primarily in common stocks.

Each sub-adviser normally allocates its portion of the fund's investments across different countries and regions.

A sub-adviser may use both quantitative and fundamental analysis to select investments.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks.)

If the fund's strategies do not work as intended, the fund may not achieve its investment objective.

Description of Principal Security Types

In addition to investing in underlying funds, the fund may invest directly in the following security types:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying funds and securities in which it invests and on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of underlying funds and securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that underlying fund or issuer. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

If Strategic Advisers' or a sub-adviser's investment strategies do not work as intended, the fund may not achieve its objective. The portfolio managers' evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may underperform.

The following factors can significantly affect the fund's performance:

Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Prospectus

Fund Basics - continued

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments. Similarly, from time to time, an underlying fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If an underlying fund invests in this manner, there is a higher risk that social, political, economic, tax (such as tax on foreign investments), or regulatory developments in those countries may have a significant impact on the underlying fund's investment performance.

Prospectus

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

In response to market, economic, political, or other conditions, Strategic Advisers or a sub-adviser, if any, may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers or a sub-adviser does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The assets of the fund include shares of the underlying Fidelity funds, which are valued at their respective NAVs. The fund's other assets include securities that are valued primarily on the basis of market quotations, or official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If an underlying fund's NAV is unavailable, shares of such fund may be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. Fair value pricing may be used for high yield debt and floating rate loans, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. The valuation of an underlying fund or a security may differ depending on the method used for determining value.

Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair valuation of the fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

Shares of the fund can be purchased only through certain discretionary investment programs offered by Strategic Advisers. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 for more information. Strategic Advisers charges fees for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchases and sales by Strategic Advisers (fund shares may only be bought pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Provided the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of the fund is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

When you terminate your relationship with Strategic Advisers, your shares may be sold at the NAV next calculated, in which case Strategic Advisers would send the proceeds to you.

Provided the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash if Strategic Advisers determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in April and December.

Distribution Options

Dividends and capital gain distributions may be reinvested in additional shares of the fund or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Foreign tax credits. A fund of funds is not permitted to pass through any foreign tax credits from an underlying fund that might otherwise be available to shareholders holding the underlying fund directly.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Prospectus

Shareholder Information - continued

If Strategic Advisers buys shares on your behalf when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund employs a multi-manager and a fund of funds investment structure. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds.

Strategic Advisers is the fund's manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2009, Strategic Advisers had approximately $191.9 billion in discretionary assets under management.

As the manager, Strategic Advisers has overall responsibility for allocating the fund's assets among sub-advisers and underlying funds and for handling the fund's business affairs.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, to serve as a sub-adviser for the fund. Pyramis does not currently provide investment advisory services for the fund. However, Pyramis has not currently been allocated a portion of the fund's assets.

Pyramis is an affiliate of Strategic Advisers. As of March 31, 2010, Pyramis had approximately $25.5 billion in discretionary assets under management.

Wilfred Chilangwa has managed the fund since its inception in March 2007. Since joining Fidelity Investments in 1997, Mr. Chilangwa has worked as a senior fund analyst, an international strategist, and a portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

The fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

The fund's management fee is calculated by adding the annual management fee rate of 0.25% of the average daily net assets of the fund throughout the month plus the total fees, payable monthly, to the fund's sub-advisers, if any, based upon each sub-adviser's respective allocated portion of the fund's assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future. The fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets.

In return for the services of the fund's sub-advisers, if any, Strategic Advisers (and not the fund) will pay each of the fund's sub-advisers a fee based upon the sub-adviser's respective allocated portion of the fund's assets.

Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund through September 30, 2013. The waiver will decrease the fund's expenses and improve its performance.

The basis for the Board of Trustees approving the management contract and sub-advisory agreement for the fund will be included in the fund's semi-annual report for the fiscal period ended August 31, 2010, when available.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by Strategic Advisers to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the financial history of the fund's shares for the period of the fund's operations. Certain information reflects financial results for a single share of the fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended February 28,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.44	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.12	.16
Net realized and unrealized gain (loss)	2.36	(5.03)	.14
Total from investment operations	2.48	(4.91)	.30
Distributions from net investment income	(.11)	(.10)	(.14)
Distributions from net realized gain	(.02)	(.50)	(.21)
Total distributions	(.13)	(.60)	(.35)
Net asset value, end of period	$ 6.79	$ 4.44	$ 9.95
Total Return B,C	55.82%	(52.13)%	2.67%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.86%	1.63%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 757,540	$ 277,980	$ 418,530
Portfolio turnover rate E	13%	20%	14% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

Prospectus

Additional Information about the Index

MSCI® EAFE® Index (Europe, Australasia, Far East) is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of developed markets, excluding the United States and Canada. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-3455. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-21991

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Strategic Advisers and PAS International Fidelity Fund of Funds are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.912845.100 SIL-pro-0610

Fund/Ticker

Strategic Advisers® International Fund (formerly PAS International Fund of Funds®)/FILFX

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Prospectus

June 5, 2010

Contents

Fund Summary	<Click Here>
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information about the Index

Prospectus

Fund Summary

Fund:
Strategic Advisers® International Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.02%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.19%
Total annual fund operating expensesB	1.46%
Fee waiverC	0.25%
Total annual fund operating expenses after fee waiver	1.21%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table, except that the example reflects the effect of Strategic Advisers, Inc.'s (Strategic Advisers) fee waiver agreement only for the periods through September 30, 2013. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 123
3 years	$ 384
5 years	$ 713
10 years	$ 1,670

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time.

When determining how to allocate the fund's assets among sub-advisers and underlying funds, Strategic Advisers considers a variety of factors and may use the following investment strategies:

  Normally investing primarily in non-U.S. equity securities, including securities of issuers located in emerging markets, either directly through sub-advisers or indirectly through shares of other international funds that invest primarily in non-U.S. equity securities.
  Normally investing in a combination of affiliated international equity funds (i.e., Fidelity funds) and non-affiliated international equity funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).

Prospectus

  Normally allocating assets among underlying funds and sub-advisers to attempt to diversify the fund's portfolio in terms of market capitalization, investment style, and geographic region.
  Using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds.
  Considering factors including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund, and performance patterns in different market conditions to select sub-advisers.

In addition, a sub-adviser may use the following investment strategies:

  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing primarily in common stocks.
  Normally allocating investments across different countries and regions.
  Using both quantitative and fundamental analysis to select investments.

Principal Investment Risks

  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers or a sub-adviser may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Prospectus

Fund Summary - continued

  Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2007	2008	2009
	12.10%	-41.94%	31.66%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.28%	June 30, 2009
Lowest Quarter Return	-20.07%	December 31, 2008
Year-to-Date Return	2.08%	March 31, 2010

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2009	Past 1 year	Life of fundA
Strategic Advisers International Fund
Return Before Taxes	31.66%	-0.02%
Return After Taxes on Distributions	31.04%	-0.99%
Return After Taxes on Distributions and Sale of Fund Shares	20.90%	-0.10%
MSCI® EAFE® Index (reflects no deduction for fees or expenses)	31.93%	-0.65%

A From March 23, 2006.

Investment Advisers

Strategic Advisers is the fund's manager. Strategic Advisers has retained Pyramis Global Advisors LLC (Pyramis) to serve as a sub-adviser for the fund.

Portfolio Manager(s)

Wilfred Chilangwa (portfolio manager) has managed the fund since March 2006.

Purchase and Sale of Shares

The fund is not available for sale to the general public.

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus

Fund Summary - continued

Payments to Financial Intermediaries

The fund, Strategic Advisers, Fidelity Management & Research Company (FMR), Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks capital appreciation.

Principal Investment Strategies

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets, either directly through sub-advisers or indirectly through shares of other international funds that invest primarily in non-U.S. securities. Strategic Advisers generally identifies international funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization.

Strategic Advisers allocates assets among underlying funds and subadvisers to attempt to diversify the fund's portfolio in terms of market capitalization, investment style, and geographic region.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund may invest in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments.

While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

Prospectus

Each sub-adviser normally invests its portion of the fund's assets primarily in non-U.S. securities, including securities of issuers located in emerging markets.

Each sub-adviser normally invests its portion of the fund's assets primarily in common stocks.

Each sub-adviser normally allocates its portion of the fund's investments across different countries and regions. A sub-adviser may use both quantitative and fundamental analysis to select investments.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks).

A sub-adviser may also buy and sell ETFs.

If the fund's strategies do not work as intended, the fund may not achieve its investment objective.

Description of Principal Security Types

In addition to investing in underlying funds, the fund may invest directly in the following security types:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying funds and securities in which it invests and on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of underlying funds and securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that underlying fund or issuer. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

If Strategic Advisers' or a sub-adviser's investment strategies do not work as intended, the fund may not achieve its objective. The portfolio managers' evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may underperform.

The following factors can significantly affect the fund's performance:

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, and in certain cases further limit investments to the extent a fund's shares are already held by Strategic Advisers or its affiliates. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Prospectus

Fund Basics - continued

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments. Similarly, from time to time, an underlying fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If an underlying fund invests in this manner, there is a higher risk that social, political, economic, tax (such as tax on foreign investments), or regulatory developments in those countries may have a significant impact on the underlying fund's investment performance.

Prospectus

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Investing in ETFs. ETFs are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

In response to market, economic, political, or other conditions, Strategic Advisers or a sub-adviser, if any, may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers or a sub-adviser does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The assets of the fund include shares of the underlying funds, which (other than ETFs) are valued at their respective NAVs. The fund's other assets include securities that are valued primarily on the basis of market quotations or official closing prices. The ETFs in which the fund invests are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If an underlying fund's (other than an ETF's) NAV is unavailable, shares of such fund may be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. Fair value pricing may be used for high yield debt and floating rate loans, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. The valuation of an underlying fund or a security may differ depending on the method used for determining value.

Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair valuation of the fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

Shares of the fund can be purchased only through certain discretionary investment programs offered by Strategic Advisers. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 for more information. Strategic Advisers charges fees for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchases and sales by Strategic Advisers (fund shares may be bought only pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Provided that the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of the fund is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

Shareholder Information - continued

When you terminate your relationship with Strategic Advisers, your shares may be sold at the NAV next calculated, in which case Strategic Advisers would send the proceeds to you.

Provided that the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash if Strategic Advisers determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in April and December.

Distribution Options

Dividends and capital gain distributions may be reinvested in additional shares of the fund or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Foreign tax credits. A fund of funds is not permitted to pass through any foreign tax credits from an underlying fund that might otherwise be available to shareholders holding the underlying fund directly.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

Prospectus

If Strategic Advisers buys shares on your behalf when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund employs a multi-manager and a fund of funds investment structure. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds.

Strategic Advisers is the fund's manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2009, Strategic Advisers had approximately $191.9 billion in discretionary assets under management.

As the manager, Strategic Advisers has overall responsibility for allocating the fund's assets among sub-advisers and underlying funds and for handling the fund's business affairs.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, to serve as a sub-adviser for the fund. Pyramis may provide investment advisory services for the fund. However, Pyramis has not currently been allocated a portion of the fund's assets.

Pyramis is an affiliate of Strategic Advisers. As of March 31, 2010, Pyramis had approximately $25.5 billion in discretionary assets under management.

Wilfred Chilangwa has managed the fund since March 2006. Since joining Fidelity Investments in 1997, Mr. Chilangwa has worked as a senior fund analyst, an international strategist, and a portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

The fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

The fund's management fee is calculated by adding the annual management fee rate of 0.25% of the average daily net assets of the fund throughout the month plus the total fees, payable monthly, to the fund's sub-advisers, if any, based upon each sub-adviser's respective allocated portion of the fund's assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future. The fund's maximum aggregate annual management fee will not exceed 1.00% of the fund's average daily net assets.

In return for the services of the fund's sub-advisers, if any, Strategic Advisers (and not the fund) will pay each of the fund's sub-advisers a fee based upon the sub-adviser's respective allocated portion of the fund's assets.

Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund through September 30, 2013. The waiver will decrease the fund's expenses and improve its performance.

The basis for the Board of Trustees approving the management contract and sub-advisory agreement for the fund will be included in the fund's semiannual report for the fiscal period ended August 31, 2010, when available.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

Affiliates of Strategic Advisers may receive service or distribution fees with respect to underlying funds that participate in Fidelity's FundsNetwork.

If payments made by Strategic Advisers to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the financial history of the fund's shares for the period of the fund's operations. Certain information reflects financial results for a single share of the fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended February 28,	2010	2009	2008 H	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.16	$ 10.74	$ 11.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.19	.22	.18
Net realized and unrealized gain (loss)	2.67	(5.14)	.08	1.57
Total from investment operations	2.85	(4.95)	.30	1.75
Distributions from net investment income	(.12)	(.14)	(.18)	(.13)
Distributions from net realized gain	(.06)	(.49)	(.72)	(.28)
Total distributions	(.17) I	(.63)	(.90)	(.41)
Net asset value, end of period	$ 7.84	$ 5.16	$ 10.74	$ 11.34
Total Return B, C	55.24%	(48.57)%	2.17%	17.53%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26%	.26% A
Expenses net of contractual waivers	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	2.32%	2.44%	1.88%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,333,999	$ 695,499	$ 504,763	$ 255,600
Portfolio turnover rate E	9%	18%	34%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 23, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.055 per share.

Prospectus

Appendix - continued

Additional Information about the Index

MSCI® EAFE® Index (Europe, Australasia, Far East) is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of developed markets, excluding the United States and Canada. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-3455. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-21991

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Strategic Advisers, PAS International Fund of Funds, and FundsNetwork are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.912871.100 SIT-pro-0610

Fund/Ticker

Strategic Advisers® Small-Mid Cap Fund (formerly PAS® Small-Mid Cap Fund of Funds)/FSCFX

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Prospectus

June 5, 2010

Contents

Fund Summary	<Click Here>
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information about the Indexes

Prospectus

Fund Summary

Fund:
Strategic Advisers® Small-Mid Cap Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee A	0.26%
Distribution and/or Service (12b-1) fees	None
Other expenses A	0.06%
Acquired fund fees and expenses (fees and expenses of underlying funds) A	1.20%
Total annual fund operating expenses B	1.52%
Fee waiver C	0.25%
Total annual fund operating expenses after fee waiver	1.27%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with approval of the fund's Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table, except that the example reflects the effect of Strategic Advisers, Inc.'s (Strategic Advisers) fee waiver agreement only for the periods through September 30, 2013. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 129
3 years	$ 403
5 years	$ 745
10 years	$ 1,737

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds, but it will incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds in accordance with the fund's policy of normally investing at least 80% of its assets in securities of small and mid cap companies and in shares of other small and mid cap funds.

Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time.

When determining how to allocate the fund's assets among sub-advisers and underlying funds, Strategic Advisers considers a variety of factors and may use the following investment strategies:

  Investing in a combination of affiliated small and mid cap funds (i.e., Fidelity funds) and non-affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Normally allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500® Index.

Prospectus

  Using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds.
  Considering factors including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund, and performance patterns in different market conditions to select sub-advisers.

In addition, a sub-adviser may use the following investment strategies:

  Normally investing primarily in securities of small and mid cap companies.
  Investing in domestic and foreign issuers.
  Normally investing primarily in common stocks.
  Using both quantitative and fundamental analysis to select investments.

Principal Investment Risks

  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers or a sub-adviser may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

Prospectus

Fund Summary - continued

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Prior to May 1, 2010, the fund was named PAS® Small Cap Fund of Funds, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2006	2007	2008	2009
	11.48%	2.20%	-36.52%	35.44%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.94%	June 30, 2009
Lowest Quarter Return	-25.44%	December 31, 2008
Year-to-Date Return	8.42%	March 31, 2010

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2009	Past 1 year	Life of fundA
Strategic Advisers Small-Mid Cap Fund
Return Before Taxes	35.44%	1.19%
Return After Taxes on Distributions	35.34%	0.58%
Return After Taxes on Distributions and Sale of Fund Shares	23.11%	0.92%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	27.17%	1.05%

A From June 23, 2005.

Going forward, the fund's performance will be compared to the Russell 2500 Index rather than the Russell 2000 Index because the Russell 2500 Index conforms more closely to the fund's investment strategy.

Investment Advisers

Strategic Advisers is the fund's manager. Strategic Advisers has retained Pyramis Global Advisors LLC (Pyramis) to serve as a sub-adviser for the fund.

Portfolio Manager(s)

Catherine Pena (portfolio manager) has managed the fund since June 2005.

Purchase and Sale of Shares

The fund is not available for sale to the general public.

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Prospectus

Fund Summary - continued

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, Fidelity Management & Research Company (FMR), Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks capital appreciation.

Principal Investment Strategies

The fund employs a multi-manager and a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among sub-advisers and underlying funds. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests at least 80% of the fund's assets in securities of small and mid cap companies and in shares of other small and mid cap funds. Although a universal definition of small to medium market capitalization companies does not exist, for purposes of this fund, the fund generally defines small to medium market capitalization companies as those companies with market capitalizations similar to those of companies included in the Russell 2500 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in the index changes with market conditions and the composition of the index. Whether an underlying fund is a small or mid cap fund is determined at the time of investment. Strategic Advisers generally identifies small and mid cap funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Investments in funds whose name, policies or classification change after purchase continue to be considered investments in small or mid cap funds for purposes of the 80% policy.

Strategic Advisers normally allocates assets among underlying funds and sub-advisers according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Russell 2500 Index. The Russell 2500 Index is a market capitalization-weighted index of the stocks of the 2,500 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds and sub-advisers as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund may invest in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate of up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Prospectus

When determining how to allocate the fund's assets among sub-advisers, Strategic Advisers considers a variety of factors, including, but not limited to, a sub-adviser's investment approach, portfolio characteristics, total assets of the fund and performance patterns in different market environments.

While each sub-adviser's security selection criteria are unique, each sub-adviser to whom an allocation is made purchases securities of companies deemed by such sub-adviser to have positive characteristics.

Each sub-adviser normally invests its portion of the fund's assets primarily in securities of small and mid cap companies.

A sub-adviser may invest its portion of the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

A sub-adviser may use both quantitative and fundamental analysis to select investments.

As an alternative to holding foreign securities directly, a sub-adviser may invest the fund's assets in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter markets (including depositary receipts, which evidence ownership in underlying foreign stocks).

A sub-adviser may also buy and sell ETFs.

If the fund's strategies do not work as intended, the fund may not achieve its investment objective.

Description of Principal Security Types

In addition to investing in underlying funds, the fund may invest directly in the following security types:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying funds and securities in which it invests and on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of underlying funds and securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that underlying fund or issuer. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

Prospectus

Fund Basics - continued

If Strategic Advisers' or a sub-adviser's investment strategies do not work as intended, the fund may not achieve its objective. The portfolio managers' evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may underperform.

The following factors can significantly affect the fund's performance:

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, and in certain cases further limit investments to the extent a fund's shares are already held by Strategic Advisers or its affiliates. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

Investing in ETFs. ETFs are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, Strategic Advisers or a sub-adviser, if any, may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers or a sub-adviser does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks capital appreciation.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in securities of small and mid cap companies and in shares of other small and mid cap funds.

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The assets of the fund include shares of the underlying funds, which (other than ETFs) are valued at their respective NAVs. The fund's other assets include securities that are valued primarily on the basis of market quotations or official closing prices. The ETFs in which the fund invests are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If an underlying fund's (other than an ETF's) NAV is unavailable, shares of such fund may be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. Fair value pricing may be used for high yield debt and floating rate loans, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. The valuation of an underlying fund or a security may differ depending on the method used for determining value.

Prospectus

Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets presents time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair valuation of the fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

Shares of the fund can be purchased only through certain discretionary investment programs offered by Strategic Advisers. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 (9:00 a.m. - 6:00 p.m., Monday through Friday) for more information. Strategic Advisers charges fees for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchases and sales by Strategic Advisers (fund shares may be bought only pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Provided that the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of the fund is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

When you terminate your relationship with Strategic Advisers, your shares may be sold at the NAV next calculated, in which case Strategic Advisers would send the proceeds to you.

Provided that the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash if Strategic Advisers determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in April and December.

Distribution Options

Dividends and capital gain distributions may be reinvested in additional shares of the fund or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If Strategic Advisers buys shares on your behalf when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Prospectus

Shareholder Information - continued

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal. The fund employs a multi-manager and a fund of funds investment structure. Strategic Advisers may allocate the fund's assets among any number of sub-advisers or underlying funds.

Strategic Advisers is the fund's manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2009, Strategic Advisers had approximately $191.9 billion in discretionary assets under management.

As the manager, Strategic Advisers has overall responsibility for allocating the fund's assets among sub-advisers and underlying funds and for handling the fund's business affairs.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment.

Strategic Advisers has retained Pyramis, at 900 Salem Street, Smithfield, Rhode Island 02917, to serve as a sub-adviser for the fund. Pyramis may provide investment advisory services for the fund. However, Pyramis has not currently been allocated a portion of the fund's assets.

Pyramis is an affiliate of Strategic Advisers. As of March 31, 2010, Pyramis had approximately $25.5 billion in discretionary assets under management.

Catherine Pena has managed the fund since its inception in June 2005. Since joining Fidelity Investments in 1996, Ms. Pena has worked as a quantitative research analyst, senior mutual fund analyst, portfolio strategist, and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

The fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

The fund's management fee is calculated by adding the annual management fee rate of 0.25% of the average daily net assets of the fund throughout the month plus the total fees, payable monthly, to the fund's sub-advisers, if any, based upon each sub-adviser's respective allocated portion of the fund's assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future. The fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets.

In return for the services of the fund's sub-advisers, if any, Strategic Advisers (and not the fund) will pay each of the fund's sub-advisers a fee based upon the sub-adviser's respective allocated portion of the fund's assets.

Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund through September 30, 2013. The waiver will decrease the fund's expenses and improve its performance.

The basis for the Board of Trustees approving the management contract and sub-advisory agreement for the fund will be included in the fund's semi-annual report for the fiscal period ended August 31, 2010, when available.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

Affiliates of Strategic Advisers may receive servicing or distribution fees with respect to underlying funds that participate in Fidelity's FundsNetwork.

If payments made by Strategic Advisers to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment.

Prospectus

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the financial history of the fund's shares for the period of the fund's operations. Certain information reflects financial results for a single share of the fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended February 28,	2010	2009	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 9.99	$ 11.77	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.04	.03	.02	- I
Net realized and unrealized gain (loss)	3.65	(4.05)	(1.17)	.75	1.46
Total from investment operations	3.68	(4.01)	(1.14)	.77	1.46
Distributions from net investment income	(.03)	(.04)	(.03)	(.01)	-
Distributions from net realized gain	-	(.38)	(.61)	(.30)	(.15)
Total distributions	(.03)	(.41) J	(.64)	(.31)	(.15)
Net asset value, end of period	$ 9.22	$ 5.57	$ 9.99	$ 11.77	$ 11.31
Total Return B, C	66.12%	(41.74)%	(10.38)%	6.86%	14.69%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26%	.26%	.37% A
Expenses net of contractual waivers	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.42%	.50%	.30%	.17%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,318,241	$ 559,886	$ 359,884	$ 303,861	$ 230,571
Portfolio turnover rate E	39%	55%	20%	27%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period June 23, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Total distributions of $.41 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.375 per share.

Prospectus

Additional Information about the Indexes

Russell 2500 Index is a market capitalization-weighted index of the stocks of the 2,500 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

Russell 2000 Index is a market capitalization-weighted index of the stocks of the 2,000 smallest companies included in the Russell 3000 Index. The Russell 3000 Index comprises the 3,000 largest U.S. domiciled companies.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-3455. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-21991

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

PAS, Strategic Advisers, and FundsNetwork are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.912863.100 SMC-pro-0610

Fund/Ticker

Strategic Advisers® U.S. Opportunity II Fund (formerly PAS U.S. Opportunity Fidelity Fund of Funds®)/FUSPX

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Prospectus

June 5, 2010

Contents

Fund Summary	<Click Here>
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information about the Index

Prospectus

Fund Summary

Fund:
Strategic Advisers® U.S. Opportunity II Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.05%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.94%
Total annual fund operating expensesB	1.24%
Less waiverC	0.25%
Total annual fund operating expenses after fee waiver	0.99%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table, except that the example reflects the effect of Strategic Advisers, Inc.'s (Strategic Advisers) fee waiver agreement only for the periods through September 30, 2013. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 101
3 years	$ 315
5 years	$ 596
10 years	$ 1,421

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds, but it may incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among underlying funds. Strategic Advisers allocates the fund's assets among underlying funds in accordance with the fund's policy of normally investing at least 80% of its assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds (underlying funds).

Strategic Advisers may allocate the fund's assets among any number of underlying funds at any time.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers considers a variety of factors and may use the following investment strategies:

  Normally allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.
  Normally allocating assets among underlying funds to attempt to diversify the fund's portfolio in terms of market capitalization and investment style.

Prospectus

  Using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds.

Principal Investment Risks

  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Prospectus

Fund Summary - continued

Year-by-Year Returns

Calendar Years	2008	2009
	-39.92%	33.73%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.87%	September 30, 2009
Lowest Quarter Return	-22.62%	December 31, 2008
Year-to-Date Return	6.81%	March 31, 2010

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus

For the periods ended December 31, 2009	Past 1 year	Life of fundA
Strategic Advisers U.S. Opportunity II Fund
Return Before Taxes	33.73%	-4.70%
Return After Taxes on Distributions	33.52%	-5.07%
Return After Taxes on Distributions and Sale of Fund Shares	22.12%	-4.02%
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	28.57%	-5.44%

A From March 8, 2007.

Investment Adviser

Strategic Advisers, an affiliate of Fidelity Management & Research Company (FMR), is the fund's manager.

Portfolio Manager(s)

Robert Vick (portfolio manager) has managed the fund since January 2010.

Purchase and Sale of Shares

The fund is not available for sale to the general public.

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, FMR, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks capital appreciation.

Principal Investment Strategies

The fund employs a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among underlying funds. Strategic Advisers may allocate the fund's assets among any number of underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests at least 80% of the fund's assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market Index, a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Strategic Advisers normally allocates assets among underlying Fidelity funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid, and/or small cap underlying Fidelity funds) and investment style (by including growth and value underlying Fidelity funds).

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

Strategic Advisers may invest in underlying funds that may in turn invest in securities of foreign issuers in addition to securities of domestic issuers.

Strategic Advisers intends to actively manage the fund's holdings of underlying Fidelity funds. Strategic Advisers may adjust the fund's portfolio at any time and generally may invest the fund's assets in Fidelity U.S. equity funds created in the future, as determined from time to time by Strategic Advisers. For current information on fund holdings, please call 1-800-544-3455 or visit www.fidelity.com. For information on the underlying Fidelity funds, see the underlying Fidelity funds' prospectuses. A copy of any underlying fund's prospectus is available at www.advisor.fidelity.com or www.fidelity.com.

The fund currently intends to invest primarily in registered open-end investment companies and not in closed-end funds, exchange traded funds, or unregistered funds.

Prospectus

Fund Basics - continued

If the fund's strategies do not work as intended, the fund may not achieve its investment objective.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying funds and securities in which it invests and on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of underlying funds and securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that underlying fund or issuer. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

If Strategic Advisers' or a sub-adviser's investment strategies do not work as intended, the fund may not achieve its objective. The portfolio managers' evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may underperform.

The following factors can significantly affect the fund's performance:

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, and in certain cases further limit investments to the extent a fund's shares are already held by Strategic Advisers or its affiliates. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market. Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prospectus

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks capital appreciation.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in securities of U.S. corporations and in shares of underlying Fidelity U.S. equity funds.

Prospectus

Fund Basics - continued

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The assets of the fund may include shares of the underlying funds, which are valued at their respective NAVs. The fund's other assets include securities that are valued primarily on the basis of market quotations, official closing prices, or other information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If an underlying fund's NAV is unavailable, shares of such fund may be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. Fair value pricing may be used for high yield debt and floating rate loans, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. The valuation of an underlying fund or a security may differ depending on the method used for determining value.

Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets presents time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair valuation of the fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

Shares of the fund can be purchased only through certain discretionary investment programs offered by Strategic Advisers. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 for more information. Strategic Advisers charges fees for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchases and sales by Strategic Advisers (fund shares may be bought only pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Provided that the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a predetermined allocation, and receive that day's NAV.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of the fund is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

When you terminate your relationship with Strategic Advisers, your shares may be sold at the NAV next calculated, in which case Strategic Advisers would send the proceeds to you.

Provided that the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a predetermined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash if Strategic Advisers determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in April and December.

Distribution Options

Dividends and capital gain distributions may be reinvested in additional shares of the fund or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If Strategic Advisers buys shares on your behalf when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Prospectus

Shareholder Information - continued

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is the fund's manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2009, Strategic Advisers had approximately $191.9 billion in discretionary assets under management.

As the manager, Strategic Advisers has overall responsibility for allocating the fund's assets among underlying funds and for handling the fund's business affairs.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment. Strategic Advisers has not currently retained any sub-advisers to manage a portion of the fund's assets.

Robert Vick has managed the fund since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Vick has worked as a systems manager, a senior quantitative analyst, a senior vice president of Quantitative Investment Research, and a portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

Prospectus

Fund Services - continued

The fund's management fee is calculated by adding the annual management fee rate of 0.25% of the average daily net assets of the fund throughout the month plus the total fees, payable monthly, to the fund's sub-advisers, if any, based upon each sub-adviser's respective allocated portion of the fund's assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future. The fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets.

In the event Strategic Advisers retains one or more sub-advisers, Strategic Advisers (and not the fund) will pay each of the fund's sub-advisers a fee based upon the sub-adviser's respective allocated portion of the fund's assets.

Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund through September 30, 2013. The waiver will decrease the fund's expenses and improve its performance.

The basis for the Board of Trustees approving the management contract for the fund will be included in the fund's semi-annual report for the fiscal period ended August 31, 2010, when available.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by Strategic Advisers to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the financial history of the fund's shares for the period of the fund's operations. Certain information reflects financial results for a single share of the fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended February 28,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.25	$ 9.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.10	.09
Net realized and unrealized gain (loss)	2.99	(4.27)	(.20)
Total from investment operations	3.06	(4.17)	(.11)
Distributions from net investment income	(.06)	(.10)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.28)
Return of capital	-	-	(.02)
Total distributions	(.07)	(.11)	(.36)
Net asset value, end of period	$ 8.24	$ 5.25	$ 9.53
Total Return B, C	58.31%	(43.90)%	(1.46)%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	.94%	1.24%	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 507,102	$ 271,774	$ 387,625
Portfolio turnover rate E	48%	130%	197% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period March 8, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized expense ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

Prospectus

Additional Information about the Index

Dow Jones U.S. Total Stock Market Index is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-3455. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-21991

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Strategic Advisers and PAS U.S. Opportunity Fidelity Fund of Funds are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.912855.100 SUI-pro-0610

Fund/Ticker

Strategic Advisers® U.S. Opportunity Fund (formerly PAS U.S. Opportunity Fund of Funds®)/FUSOX

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Prospectus

June 5, 2010

Contents

Fund Summary	<Click Here>
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information about the Index

Prospectus

Fund Summary

Fund:
Strategic Advisers® U.S. Opportunity Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.05%
Acquired fund fees and expenses (fees and expenses of underlying funds)	1.09%
Total annual fund operating expensesB	1.39%
Fee waiver C	0.25%
Total annual fund operating expenses after fee waiver	1.14%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because the total annual operating expenses shown above include acquired fund fees and expenses.

C Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund. This arrangement will remain in effect through September 30, 2013, unless terminated or modified earlier with the approval of the fund's Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table, except that the example reflects the effect of Strategic Advisers, Inc.'s (Strategic Advisers) fee waiver agreement only for the periods through September 30, 2013. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 116
3 years	$ 362
5 years	$ 676
10 years	$ 1,591

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds, but it may incur transaction costs when it buys and sells other types of securities directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among underlying funds. Strategic Advisers allocates the fund's assets among underlying funds in accordance with the fund's policy of normally investing at least 80% of its assets in securities of U.S. corporations and in shares of other U.S. equity funds.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers considers a variety of factors and may use the following investment strategies:

  Normally investing in a combination of affiliated U.S. equity funds (i.e., Fidelity funds) and non-affiliated U.S. equity funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds).
  Normally allocating assets among underlying funds to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market IndexSM.

Prospectus

  Normally allocating assets among underlying funds to attempt to diversify the fund's portfolio in terms of market capitalization and investment style.
  Investing in underlying funds that establish long and short positions in equity securities and in derivatives on those securities. Underlying funds may use futures contracts, options, swaps, contracts for differences and other derivatives, to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to attempt to increase the underlying fund's income or gain.
  Investing in underlying funds that use derivatives to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.
  Using both proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover to select underlying funds.

Principal Investment Risks

  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that Strategic Advisers may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.
  Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure and magnify investment risks.

Prospectus

Fund Summary - continued

  Investing in ETFs. ETFs are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not necessarily an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2007	2008	2009
	8.00%	-39.17%	34.19%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.29%	June 30, 2009
Lowest Quarter Return	-22.01%	December 31, 2008
Year-to-Date Return	6.42%	March 31, 2010

Prospectus

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2009	Past 1 year	Life of fundA
Strategic Advisers U.S. Opportunity Fund
Return Before Taxes	34.19%	-4.11%
Return After Taxes on Distributions	33.99%	-4.39%
Return After Taxes on Distributions and Sale of Fund Shares	22.41%	-3.52%
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	28.57%	-5.19%

A From December 29, 2006.

Investment Adviser

Strategic Advisers is the fund's manager.

Portfolio Manager(s)

Robert Vick (portfolio manager) has managed the fund since January 2010.

Purchase and Sale of Shares

The fund is not available for sale to the general public.

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Financial Intermediaries

The fund, Strategic Advisers, Fidelity Management & Research Company (FMR), Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, including retirement plan sponsors, administrators, or service-providers (who may be affiliated with Strategic Advisers, FMR, or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

The fund seeks capital appreciation.

Principal Investment Strategies

The fund employs a fund of funds investment structure pursuant to which Strategic Advisers allocates the fund's assets among underlying funds. Strategic Advisers may allocate the fund's assets among any number of underlying funds at any time, and does not have minimum or maximum limitations with respect to allocations of the fund's assets at any time.

Strategic Advisers normally invests at least 80% of the fund's assets in securities of U.S. corporations and in shares of other U.S. equity funds. Strategic Advisers generally identifies U.S. equity funds by reference to a fund's name, policies, or classification by a third-party ranking or ratings organization. Whether an underlying fund is a U.S. equity fund is determined at the time of investment. Investment in funds whose name, policies or classification change after purchase continue to be considered investments in U.S. equity funds for purposes of the 80% policy.

Strategic Advisers normally allocates assets among underlying funds according to an allocation strategy designed to achieve portfolio characteristics similar to those of the Dow Jones U.S. Total Stock Market Index, a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Strategic Advisers normally allocates assets among underlying funds to attempt to diversify the fund's portfolio in terms of market capitalization (by including large, mid and/or small cap underlying funds) and investment style (by including growth and value underlying funds).

Strategic Advisers pursues a disciplined, benchmark-driven approach to portfolio construction, and monitors and adjusts allocations to underlying funds as necessary to attempt to control overall fund risk and pursue appropriate returns.

When determining how to allocate the fund's assets among underlying funds, Strategic Advisers relies on both proprietary fundamental and quantitative fund research in its fund selection process. Factors considered when investing in underlying funds include fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.

The fund may invest in a combination of Fidelity funds and non-affiliated funds that participate in Fidelity's FundsNetwork and non-affiliated ETFs. Underlying funds include both funds managed by FMR (an affiliated company that, together with Strategic Advisers, is part of Fidelity Investments) or an affiliate and funds managed by investment advisers other than Fidelity. The non-affiliated underlying funds pay Fidelity fees that typically are at an annual rate up to 0.40% of a fund's average daily net assets attributable to purchases through Fidelity's FundsNetwork, though such fees may be higher or lower, or charged on a per position basis, in some cases. In addition, the fund may invest in ETFs in transactions not occurring through Fidelity's FundsNetwork.

Prospectus

Strategic Advisers may invest in underlying funds that establish long and short positions in equity securities and in derivatives on those securities. Underlying funds may use futures contracts, options, swaps, contracts for differences and other derivatives to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to attempt to increase the underlying fund's income or gain. Strategic Advisers may invest in underlying funds that use derivatives to increase or decrease a fund's exposure to changing securities prices or other factors that affect security values.

A portion of the fund's assets may be invested in a long/short strategy. Such a strategy involves investment in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the S&P 500 Index may be held as overweights in the strategy, resulting in positions of greater than 5% in those securities. The strategy involves maintenance of an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held will vary in size as market opportunities change. Long positions and their equivalents will range between 90% and 150% of the value of net assets in the strategy. Short positions will range between 0% and 50% of the value of net assets in the strategy. In rising markets, it is expected that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

Strategic Advisers may invest in underlying funds that in turn may invest in securities of foreign issuers in addition to securities of domestic issuers.

The fund currently intends to invest primarily in registered open-end investment companies and EFTs and not in closed-end funds or unregistered funds.

If the fund's strategies do not work as intended, the fund may not achieve its investment objective.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on the performance of the underlying funds in which it invests. The ability of the fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those funds to meet their investment objectives. When your shares are sold they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

If Strategic Advisers' investment strategies do not work as intended, the fund may not achieve its objective. The portfolio manager's evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may underperform.

Prospectus

Fund Basics - continued

The following factors can significantly affect the fund's performance:

Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, and in certain cases further limit investments to the extent a fund's shares are already held by Strategic Advisers or its affiliates. The fund bears all risks of investment strategies employed by the underlying funds. The fund does not control the investments of underlying funds, which may have different investment objectives and may engage in investment strategies that the fund would not engage in directly. Aggregation of underlying fund holdings may result in indirect concentration of assets in a particular industry or group of industries, or in a single issuer, which may increase volatility.

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, "growth" stocks can react differently from "value" stocks, and stocks selected using quantitative or technical analysis can react differently than stocks selected using fundamental analysis. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

Prospectus

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed an underlying fund's original investment. Many derivatives will give rise to a form of leverage. As a result, an underlying fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

A fund's use of derivatives may not be successful, resulting in losses to that fund, and the cost of hedging may reduce the fund's returns. Derivatives also expose an underlying fund to the credit risk of the derivative counterparty. In addition, an underlying fund may use derivatives for non-hedging purposes, which increases the fund's potential for loss.

Short Sales and Leverage Risk. Short sales involve the sale of a security an underlying fund has borrowed, with the expectation that the security will underperform the market. Short sales create a risk that the fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the fund originally paid for the security together with any transaction costs. An underlying fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. As a result, an underlying fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities an underlying fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. An underlying fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales. Regulatory bans on certain short selling activities may prevent an underlying fund from fully implementing its strategy. Short sales involve leverage because an underlying fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions.

Prospectus

Fund Basics - continued

Investing in ETFs. ETFs are subject to tracking error risk (the risk of errors in matching the ETF's underlying assets to its index or other benchmark). An ETF that is not actively managed cannot sell poorly performing stocks or other assets as long as they are represented in its index or other benchmark. ETFs may trade in the secondary market (e.g., on a stock exchange) at prices below the value of their underlying portfolios and may not be liquid.

In response to market, economic, political, or other conditions, Strategic Advisers may temporarily use a different investment strategy for defensive purposes. If Strategic Advisers does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The following policy is fundamental, that is, subject to change only by shareholder approval:

The fund seeks capital appreciation.

Shareholder Notice

The following policy is subject to change only upon 60 days' prior notice to shareholders:

The fund normally invests at least 80% of its assets in securities of U.S. corporations and in shares of other U.S. equity funds.

Valuing Shares

The fund is open for business each day the NYSE is open.

The fund's NAV is the value of a single share. Fidelity normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

Prospectus

The assets of the fund include shares of the underlying funds, which (other than ETFs) are valued at their respective NAVs. The fund's other assets may include securities that are valued primarily on the basis of market quotations or official closing prices. The ETFs in which the fund invests are valued primarily on the basis of market quotations, official closing prices, or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If an underlying fund's (other than an ETF's) NAV is unavailable, shares of such fund may be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring before the fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board of Trustees believes accurately reflects fair value in accordance with the Board's fair value pricing policies. Fair value pricing may be used for high yield debt and floating rate loans, when available pricing information is stale or is determined for other reasons not to accurately reflect fair value. The valuation of an underlying fund or a security may differ depending on the method used for determining value.

Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Fair valuation of the fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the fund's NAV by short-term traders.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

THE FUND IS NOT AVAILABLE FOR SALE TO THE GENERAL PUBLIC.

Shares of the fund can be purchased only through certain discretionary investment programs offered by Strategic Advisers. If you are not currently a Strategic Advisers client, please call 1-800-544-3455 for more information. Strategic Advisers charges fees for its discretionary investment programs. For more information on these fees, please refer to the "Buying and Selling Information" section of the statement of additional information (SAI).

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders.

Strategic Advisers may buy and sell shares of the fund as frequently as it wants; the fund does not place any limits on purchases and sales by Strategic Advisers (fund shares may be bought only pursuant to instructions from Strategic Advisers and are not available for purchase by the general public). Frequent purchases and sales of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund, disrupting portfolio management strategies, and diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund's NAV. However, because investments in this fund are made by Strategic Advisers on behalf of its clients, the potential for excessive or short-term disruptive purchases and sales is minimal. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage these practices and the fund permits frequent trading.

The fund has no exchange privilege with any other fund. The fund has no limit on purchase transactions. The fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time.

The price to buy one share of the fund is its NAV. The fund's shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Provided that the fund receives an order to buy shares in proper form before the close of business, the fund may place an order to buy shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

The price to sell one share of the fund is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

Shareholder Information - continued

When you terminate your relationship with Strategic Advisers, your shares may be sold at the NAV next calculated, in which case Strategic Advisers would send the proceeds to you.

Provided that the fund receives an order to sell shares in proper form before the close of business, the fund may place an order to sell shares of an underlying Fidelity fund after the close of business, pursuant to a pre-determined allocation, and receive that day's NAV.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Redemption proceeds may be paid in underlying fund shares, securities, or other property rather than in cash if Strategic Advisers determines it is in the best interests of the fund.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in April and December.

Distribution Options

Dividends and capital gain distributions may be reinvested in additional shares of the fund or paid in cash.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If Strategic Advisers buys shares on your behalf when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Prospectus

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Strategic Advisers is the fund's manager. The address of Strategic Advisers and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2009, Strategic Advisers had approximately $191.9 billion in discretionary assets under management.

As the manager, Strategic Advisers has overall responsibility for allocating the fund's assets among underlying funds and for handling the fund's business affairs.

The fund's initial shareholder approved a proposal permitting Strategic Advisers to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements, subject to conditions of an exemptive order that has been granted by the SEC (Exemptive Order). One of the conditions of the Exemptive Order requires the Board of Trustees to approve any such agreement. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement within ninety days of appointment. Strategic Advisers has not currently retained any sub-advisers to manage a portion of the fund's assets.

Robert Vick has managed the fund since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1989, Mr. Vick has worked as a systems manager, a senior quantitative analyst, a senior vice president of Quantitative Investment Research, and a portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to Strategic Advisers. The management fee is calculated and paid to Strategic Advisers every month.

The fund's management fee is calculated by adding the annual management fee rate of 0.25% of the average daily net assets of the fund throughout the month plus the total fees, payable monthly, to the fund's sub-advisers, if any, based upon each sub-adviser's respective allocated portion of the fund's assets. Because the fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future. The fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets.

Prospectus

In the event Strategic Advisers retains one or more sub-advisers, Strategic Advisers (and not the fund) will pay each of the fund's sub-advisers a fee based upon the sub-adviser's respective allocated portion of the fund's assets.

Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the average daily net assets of the fund until September 30, 2013. The waiver will decrease the fund's expenses and improve its performance.

The basis for the Board of Trustees approving the management contract for the fund will be included in the fund's semi-annual report for the fiscal period ending August 31, 2010, when available.

Fund Distribution

FDC distributes the fund's shares.

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that Strategic Advisers may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. Strategic Advisers, directly or through FDC, may pay significant amounts to intermediaries, including retirement plan sponsors, service-providers, and administrators, that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

Affiliates of Strategic Advisers may receive servicing or distribution fees with respect to underlying funds that participate in Fidelity's FundsNetwork.

If payments made by Strategic Advisers to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they might increase the cost of your investment.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand the financial history of the fund's shares for the period of the fund's operations. Certain information reflects financial results for a single share of the fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the fund's financial highlights and financial statements, is included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended February 28,	2010	2009	2008 H	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.35	$ 9.54	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.09	.08	- I
Net realized and unrealized gain (loss)	3.07	(4.16)	(.37)	.06
Total from investment operations	3.14	(4.07)	(.29)	.06
Distributions from net investment income	(.06)	(.10)	(.04)	-
Distributions from net realized gain	(.01)	(.03)	(.19)	-
Total distributions	(.07)	(.12) J	(.23)	-
Net asset value, end of period	$ 8.42	$ 5.35	$ 9.54	$ 10.06
Total Return B,C	58.71%	(42.95)%	(3.11)%	.60%
Ratios to Average Net Assets G
Expenses before reductions	.25%	.25%	.26%	.27% A
Expenses net of contractual waivers	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	.91%	1.18%	.74%	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 866,715	$ 272,958	$ 155,557	$ 64,427
Portfolio turnover rate E	45%	35%	82%	274% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the underlying funds.

F For the period December 29, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.025 per share.

Prospectus

Additional Information about the Index

Dow Jones U.S. Total Stock Market IndexSM is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call 1-800-544-3455. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-21991

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Strategic Advisers, PAS U.S. Opportunity Fund of Funds, and FundsNetwork are registered trademarks of FMR LLC.

The third party marks appearing above are the marks of their respective owners.

1.912879.100 SUO-pro-0610

PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds, PAS International Fund of Funds,
PAS Small-Mid Cap Fund of Funds (formerly PAS Small Cap Fund of Funds),
PAS U.S. Opportunity Fidelity Fund of Funds, and PAS U.S. Opportunity Fund of Funds

(Funds of Fidelity Rutland Square Trust)

Strategic Advisers Core Income Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International II Fund, Strategic Advisers International Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers U.S. Opportunity II Fund,
and Strategic Advisers U.S. Opportunity Fund

(Funds of Fidelity Rutland Square Trust II)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

June 21, 2010

This Statement of Additional Information (SAI), relates to the proposed acquisition of PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds, PAS International Fund of Funds, PAS Small-Mid Cap Fund of Funds, PAS U.S. Opportunity Fidelity Fund of Funds, and PAS U.S. Opportunity Fund of Funds (each an Acquired Fund and collectively, the Acquired Funds), funds of Fidelity Rutland Square Trust, by Strategic Advisers Core Income Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International II Fund, Strategic Advisers International Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers U.S. Opportunity II Fund, and Strategic Advisers U.S. Opportunity Fund, respectively (each an Acquiring Fund and collectively, the Acquiring Funds), funds of Fidelity Rutland Square Trust II. This SAI contains information which may be of interest to shareholders but which is not included in the Proxy Statement which relates to the Reorganizations. As described in the Proxy Statement, the Acquiring Funds will acquire all of the assets of the respective Acquired Fund and assume all of the Acquired Fund's liabilities, in exchange solely for shares of beneficial interest in the applicable Acquiring Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

  The Prospectus of Strategic Advisers Core Income Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000041).
  The Statement of Additional Information of Strategic Advisers Core Income Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000041).
  The Prospectus of Strategic Advisers Income Opportunities Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000041).
  The Statement of Additional Information of Strategic Advisers Income Opportunities Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000041).
  The Prospectus of Strategic Advisers International II Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000041).
  The Statement of Additional Information of Strategic Advisers International II Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000047).
  The Prospectus of Strategic Advisers International Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000044).
  The Statement of Additional Information of Strategic Advisers International Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000048).
  The Prospectus of Strategic Advisers Small-Mid Cap Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000041).
  The Statement of Additional Information of Strategic Advisers Small-Mid Cap Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000044).
  The Prospectus of Strategic Advisers U.S. Opportunity II Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000044).
  The Statement of Additional Information of Strategic Advisers U.S. Opportunity II Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000047).
  The Prospectus of Strategic Advisers U.S. Opportunity Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000044).
  The Statement of Additional Information of Strategic Advisers U.S. Opportunity Fund dated June 5, 2010, which was previously filed via EDGAR (Accession No. 0001364924-10-000041).
  The Prospectus of PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fund of Funds, PAS Small-Mid Cap Fund of Funds, and PAS U.S. Opportunity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Supplement to the Prospectus of PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fund of Funds, PAS Small-Mid Cap Fund of Funds, and PAS U.S. Opportunity Fund of Funds dated May 11, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Statement of Additional Information of PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fund of Funds, PAS Small-Mid Cap Fund of Funds, and PAS U.S. Opportunity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Prospectus of PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Supplement to the Prospectus of PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Statement of Additional Information of PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds dated April 30, 2010, which was previously filed via EDGAR (Accession No. 0001265551-10-000007).
  The Financial Statements included in the Annual Report of PAS Core Income Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS Income Opportunities Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS International Fidelity Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS International Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS Small-Mid Cap Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS U.S. Opportunity Fidelity Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).
  The Financial Statements included in the Annual Report of PAS U.S. Opportunity Fund of Funds for the fiscal year ended February 28, 2010, which was previously filed via EDGAR (Accession No. 0000035315-10-000024).

PART C. OTHER INFORMATION

Item 15. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 16. Exhibits

(1) Trust Instrument, dated March 8, 2006, is incorporated herein by reference to Exhibit (a) of the Initial Registration Statement on N-1A.

(2) Bylaws of Fidelity Rutland Square Trust II, as amended and dated June 4, 2009, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 3.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5) Articles II, VII, IX, X, and XI of the Trust Instrument, dated March 8, 2006, are incorporated herein by reference to Exhibit (a)(1) of the Initial Registration Statement on N-1A; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June 4, 2009, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 3.

(6) (1) Management Contract, dated December 3, 2009, between Fidelity Strategic Advisers Core Fund (currently known as Strategic Advisers Core Fund) and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 4.

(2) Management Contract, dated March 5, 2010, between Strategic Advisers Growth Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 7.

(3) Management Contract, dated March 5, 2010, between Strategic Advisers Core Income Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 8.

(4) Management Contract, dated March 5, 2010, between Strategic Advisers Income Opportunities Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 8.

(5) Management Contract, dated March 5, 2010, between Strategic Advisers International Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 8.

(6) Management Contract, dated March 5, 2010, between Strategic Advisers International II Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 8.

(7) Management Contract, dated March 5, 2010, between Strategic Advisers Small-Mid Cap Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 8.

(8) Management Contract, dated March 5, 2010, between Strategic Advisers U.S. Opportunity Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 8.

(9) Management Contract, dated March 5, 2010, between Strategic Advisers U.S. Opportunity II Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 8.

(10) Management Contract, dated March 5, 2010, between Strategic Advisers Value Fund and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 8.

(11) Sub-Advisory Agreement, dated December 7, 2009, between Strategic Advisers, Inc. and First Eagle Investment Management, LLC, on behalf of Fidelity Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 4.

(12) Sub-Advisory Agreement, dated December 3, 2009, between Strategic Advisers, Inc. and Lazard Asset Management LLC, on behalf of Fidelity Strategic Advisers Core Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 4

(13) Sub-Advisory Agreement, dated December 3, 2009, between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Fidelity Strategic Advisers Core Fund (currently known as Strategic Advisers Core Fund), is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 4.

(14) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and ClariVest Asset Management LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 7.

(15) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 7.

(16) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Waddell & Reed Investment Management Company, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 7.

(17) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Winslow Capital Management, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 7.

(18) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 8.

(19) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers International II Fund, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 8.

(20) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 8.

(21) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Fidelity Investments Money Management, Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 8.

(22) Sub-Advisory Agreement, dated March 5, 2010, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 8.

(23) Schedule A, dated March 5, 2010, to the Sub-Advisory Agreement between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 8.

(24) Sub-Advisory Agreement, dated March 5, 2010, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 8.

(25) Schedule A, dated March 5, 2010, to the Sub-Advisory Agreement, dated March 5, 2010, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 8.

(26) Sub-Advisory Agreement, dated March 5, 2010, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 8.

(27) Schedule A, dated March 5, 2010, to the Sub-Advisory Agreement, dated March 5, 2010, between Fidelity Investments Money Management, Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 8.

(28) Master International Fixed-Income Research Agreement, dated March 5, 2010, between Fidelity Investments Money Management, Inc. and FIL Investment Advisors, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 8.

(29) Schedule A, dated March 5, 2010, to the Master International Fixed-Income Research Agreement, dated March 5, 2010, between Fidelity Investments Money Management, Inc. and FIL Investment Advisors, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 8.

(30) Form of Fixed-Income Sub-Research Agreement between FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (6)(30) of Fidelity Rutland Square Trust II's Registration Statement on Form N-14, filed on May 7, 2010 (Accession Number 0001364924-10-000010).

(31) Form of Schedule A to the Fixed-Income Sub-Research Agreement between FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (6)(31) of Fidelity Rutland Square Trust II's Registration Statement on Form N-14, filed on May 7, 2010 (Accession Number 0001364924-10-000010).

(32) Sub-Advisory Agreement, dated March 5, 2010, between Fidelity Investments Money Management, Inc. and FMR Co., Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 8.

(33) Sub-Advisory Agreement, dated March 5, 2010, between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 8.

(34) Schedule A, dated March 5, 2010, to the Sub-Advisory Agreement, dated March 5, 2010, between FMR Co., Inc. and Fidelity Management & Research (Hong Kong) Limited, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 8.

(35) Sub-Advisory Agreement, dated March 5, 2010, between FMR Co., Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 8.

(36) Schedule A, dated March 5, 2010, to the Sub-Advisory Agreement, dated March 5, 2010, between FMR Co., Inc. and Fidelity Management & Research (Japan) Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 8.

(37) Sub-Advisory Agreement, dated March 5, 2010, between FMR Co., Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 8.

(38) Schedule A, dated March 5, 2010, to the Sub-Advisory Agreement, dated March 5, 2010, between FMR Co., Inc. and Fidelity Management & Research (U.K.) Inc., on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 8.

(39) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Brandywine Global Investment Management, LLC, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 8.

(40) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Cohen & Steers Capital Management, Inc., on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 8.

(41) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Eaton Vance Management, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 8.

(42) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and LSV Asset Management, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 8.

(43) Sub-Advisory Agreement, dated March 5, 2010, between Strategic Advisers, Inc. and Pyramis Global Advisors, LLC, on behalf of Strategic Advisers Value Fund, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 8.

(7) (1) General Distribution Agreement, dated December 3, 2009, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Fidelity Strategic Advisers Core Fund (currently known as Strategic Advisers Core Fund), is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4.

(2) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Growth Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 4.

(3) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Core Income Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 8.

(4) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Income Opportunities Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 8.

(5) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers International Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 8.

(6) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers International II Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 8.

(7) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Small-Mid Cap Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 8.

(8) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers U.S. Opportunity Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 8.

(9) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers U.S. Opportunity II Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 8.

(10) General Distribution Agreement, dated March 5, 2010, between Fidelity Rutland Square Trust II and Fidelity Distributors Corporation, on behalf of Strategic Advisers Value Fund, is to be filed by subsequent amendment.

(8) None.

(9) (1) Custodian Agreement and Appendix C, D, and E, dated April 12, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Rutland Square Trust II on behalf of Fidelity Strategic Advisers Core Fund (currently known as Strategic Advisers Core Fund), Strategic Advisers Growth Fund, Strategic Advisers Core Income Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International II Fund, Strategic Advisers International Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers U.S. Opportunity II Fund, and Strategic Advisers U.S. Opportunity Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Commonwealth Trust II's (File No. 333-139428) Post-Effective Amendment No. 3.

(2) Appendix A, dated December 16, 2009, to the Custodian Agreement, dated April 12, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Rutland Square Trust II on behalf of Fidelity Strategic Advisers Core Fund (currently known as Strategic Advisers Core Fund) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 5.

(3) Form of Appendix A to the Custodian Agreement, dated April 12, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Rutland Square Trust II on behalf of Strategic Advisers Growth Fund, Strategic Advisers Core Income Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International II Fund, Strategic Advisers International Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers U.S. Opportunity II Fund, and Strategic Advisers U.S. Opportunity Fund is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 8.

(4) Appendix B, dated February 8, 2008, to the Custodian Agreement, dated April 12, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Rutland Square Trust II on behalf of Fidelity Strategic Advisers Core Fund (currently known as Strategic Advisers Core Fund), Strategic Advisers Growth Fund, Strategic Advisers Core Income Fund, Strategic Advisers Income Opportunities Fund, Strategic Advisers International II Fund, Strategic Advisers International Fund, Strategic Advisers Small-Mid Cap Fund, Strategic Advisers U.S. Opportunity II Fund, and Strategic Advisers U.S. Opportunity Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Commonwealth Trust II's (File No. 333-139428) Post-Effective Amendment No. 7.

(5) Custodian Agreement and Appendix C, D, and E, dated April 12, 2007, between State Street Bank & Trust Company and Fidelity Rutland Square Trust II on behalf of Fidelity Strategic Advisers Value Fund (currently known as Strategic Advisers Value Fund) is incorporated herein by reference to Exhibit (g) of of Fidelity Commonwealth Trust II's (File No. 333-139428) Post-Effective Amendment No. 1.

(6) Form of Appendix A to the Custodian Agreement, dated April 12, 2007, between State Street Bank & Trust Company and Fidelity Rutland Square Trust II on behalf of Fidelity Strategic Advisers Value Fund is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 8.

(7) Appendix B, dated October 21, 2008, to the Custodian Agreement, dated April 12, 2007, between State Street Bank & Trust Company and Fidelity Rutland Square Trust II on behalf of Fidelity Strategic Advisers Value Fund (currently known as Strategic Advisers Value Fund) is incorporated herein by reference to Exhibit (g)(5) of Fidelity Commonwealth Trust II's (File No. 333-139428) Post-Effective Amendment No. 6.

(10) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Strategic Advisers Core Fund (currently known as Strategic Advisers Core Fund), is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 4.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Growth Fund is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 6.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Core Income Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 8.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Income Opportunities Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 8.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers International Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 8.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers International II Fund is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 8.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Small-Mid Cap Fund is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 8.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers U.S. Opportunity Fund is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 8.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers U.S. Opportunity II Fund is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 8.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Strategic Advisers Value Fund is to be filed by subsequent amendment.

(11) Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit (11) of Fidelity Rutland Square Trust II's Registration Statement on Form N-14, filed on May 7, 2010 (Accession Number 0001364924-10-000010).

(12) Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13) Not applicable.

(14) Consent of PricewaterhouseCoopers LLP, dated June 16, 2010, is filed herein as Exhibit 14.

(15) Not applicable.

(16) (1) Power of Attorney, dated November 30, 2009, is filed herein as Exhibit (16)(1).

(2) Power of Attorney, dated November 30, 2009, is filed herein as Exhibit (16)(2).

(3) Power of Attorney, dated November 30, 2009, is filed herein as Exhibit (16)(3).

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 18th day of June 2010.

FIDELITY RUTLAND SQUARE TRUST II
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	June 18, 2010
Kenneth B. Robins		(Principal Executive Officer)

/s/Nicholas E. Steck		Chief Financial Officer	June 18, 2010
Nicholas E. Steck		(Principal Financial Officer)

/s/Peter C. Aldrich	*	Trustee	June 18, 2010
Peter C. Aldrich

/s/Ralph F. Cox	*	Trustee	June 18, 2010
Ralph F. Cox

/s/Boyce I. Greer		Trustee	June 18, 2010
Boyce I. Greer

/s/Karen Kaplan	*	Trustee	June 18, 2010
Karen Kaplan

/s/Roger T. Servison		Trustee	June 18, 2010
Roger T. Servison

* By: /s/Joseph R. Fleming
Joseph R. Fleming, attorney in fact